                        THE TRAVELERS VARIABLE PRODUCTS
                                     FUNDS


                                 ANNUAL REPORTS





                              MANAGED ASSETS TRUST
                             HIGH YIELD BOND TRUST
                           CAPITAL APPRECIATION FUND
                               CASH INCOME TRUST
                          THE TRAVELERS SERIES TRUST:
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                              UTILITIES PORTFOLIO


                               DECEMBER 31, 1995


                                     [LOGO]

                        THE TRAVELERS INSURANCE COMPANY

                                ONE TOWER SQUARE

                          HARTFORD, CONNECTICUT 06183

              The Travelers Investment Management Company ("TIMCO") provides management and advisory services for the Capital Appreciation
[TIMCO LOGO]  Fund.  Additionally, TIMCO is a sub-adviser for Managed Assets
              Trust.



              The Travelers Asset Management International Corporation ("TAMIC") provides fixed income management and advisory services
[TAMIC LOGO]  for the following Travelers Variable Product Funds contained in this report. US Government Securities Portfolio, High Yield Bond Trust, Managed Assets Trust and Cash Income Trust.



              Janus Capital Corporation ("Janus") is the sub-adviser for [JANUS LOGO] Capital Appreciation Fund. As sub-adviser, Janus is responsible for the daily management of Capital Appreciation Fund.



              A division of Smith Barney Mutual Funds Management Inc., Greenwich Street Advisors provides management and advisory
[SMITH LOGO]  services for the following Travelers Variable Product Funds contained in this report: Social Awareness Stock Portfolio and Utilities Portfolio.

[LOGO]



THE TRAVELERS VARIABLE PRODUCTS FUNDS
INVESTMENT ADVISORY COMMENTARY AS OF DECEMBER 31, 1995




FINANCIAL MARKET REVIEW AND OUTLOOK

Financial markets had a great year in 1995 with the Standard & Poors 500 Stock Index having its best year since 1958 (+37.6%) and the Lehman Government/Corporate Bond Index having its best performance since 1985 (+19.2%). Beyond Wall Street, however, signs of economic stress are becoming apparent. Consumer delinquencies and defaults are increasing. A number of corporate defaults have already occurred, causing some negative fallout in the high yield bond market. December retail sales came in below already pessimistic expectations. Cyclical industries such as paper, steel, and autos are starting to see price declines, closing plants and laying off workers. In Washington, many government workers are on furlough as the two parties debate how much (not whether or not) the Federal deficit will be reduced. Against this backdrop, the Federal Reserve Board ("Fed") dropped short term interest rates 25 basis points on December 19th, its first cut since July, 1995.

Looking towards 1996, the slowdown in economic growth combined with few sources of upside surprises make lower money market rates our most confident forecast. Current economic weakness will keep the Fed in an easing mode even if budget talks remain in a stalemate. Theoretical policy rules for determining federal funds targets argue that short-term interest rates should be between 4% and 5%, not their current 5.5%. Unlike 1993, when growth had been slow for several years, there is no pent-up demand for housing, autos, or even capital goods that can cause an upside surprise in economic growth. The key question for the bond market is whether slow economic growth causes short rates to go significantly below 5%. We think they will because the economy continues to weaken and any backup in rates caused by the budget negotiations in Washington will further weaken the economy. We are focusing on intermediate maturities because the yield curve is likely to steepen. We also continue to be comfortable with an overweighting in corporate issues, although we need to be diligent to protect against credit surprises. We also continue to think that mortgaged-backed securities are cheap and have maintained our overweighting in that area.

In the stock market, cyclical issues led by the railroad, aluminum, machinery, and semiconductor groups rallied early in the third quarter on strong earnings momentum, rising analyst estimates, and expectations for a rebound in economic growth. Mergers in the banking, utility, and media industries also gave an optimistic tone to the market. However by early September, investors turned less optimistic about prospects for economic growth, earnings momentum, and profit margins in late 1995 and 1996. During the fourth quarter, investors continued to rotate out of cyclical and into defensive groups, such as drugs, food, and beverages, which were expected to produce the best relative earnings and gains in 1996. In the energy sector, rising prices for oil and natural gas, as well as attractive relative yields, supported higher valuations. Technology stocks declined dramatically on signs of weakening demand for personal computers and softer prices for semiconductors and other PC components.

The performance of the stock market in 1996 will be driven by corporate earnings. The impetus for much of last year's advance to new record highs was generated by positive earnings surprises. The weaker economic environment that exists now makes it unlikely that the stock market will repeat its performance. Generally, the U.S. stock market is fairly valued given the current level of interest rates and should be able to muddle through with a "normal" 10% year as long as we avoid a recession. If the economy does worsen, the extent of the equity market decline will be a function of how quickly companies can adjust their cost structure to changes in revenues. Judged by the ability of most companies to sustain earnings growth even in the face of weakening demand in 1995, we think that the most negative "bears" on the outlook for the stock market are too pessimistic, especially given the valuation support that will be provided by lower interest rates.

                               TABLE OF CONTENTS





                                                                                           PAGE
MANAGED ASSETS TRUST  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
HIGH YIELD BOND TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
CAPITAL APPRECIATION FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   29
CASH INCOME TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   41

THE TRAVELERS SERIES TRUST:
U.S. GOVERNMENT SECURITIES PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . .   49
SOCIAL AWARENESS STOCK PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   54
UTILITIES PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   61

                              MANAGED ASSETS TRUST

Financial markets had a great year in 1995 with the Standard & Poors 500 Stock Index ("S&P 500") having its best year since 1958 (+37%) and the Lehman Government/Corporate Bond Index having its best performance since 1985 (+19%). The fourth quarter exhibited a similar pattern with the S&P 500 up 6.0% and the Lehman Government/Corporate Bond Index up 4.7%. Economic growth slowed significantly in the final half of 1995, prompting the Federal Reserve Board ("Fed") to cut short-term interest rates by another 25 basis points in December, its second cut of 1995. Market expectations of future short term rates shifted from 8%-8.5% in December 1994 to a forecast level of 5% in 1996.

For the twelve months ending December 31, 1995, Managed Assets Trust achieved a total return of 27%, well ahead of the 21% average total return for variable annuity stock accounts in the Flexible Portfolio category.

Looking further into 1996, the slowdown in economic growth combined with few sources of upside surprises make lower money market rates our most confident forecast. Current economic weakness will keep the Fed in an easing mode even if budget talks remain in a stalemate. Theoretical policy rules for determining Federal Funds targets argue that short-term interest rates should be between 4% and 5%, not their current 5.5%. Unlike 1993, when growth had been slow for several years, there is no pent-up demand for housing, autos, or even capital goods that can cause an upside surprise in economic growth. The key question for the bond market is whether slow economic growth causes short rates to go significantly below 5%. We think they will because the economy continues to weaken and any backup in rates caused by the budget negotiations in Washington will further weaken the economy. We are focusing on intermediate maturities because the yield curve is likely to steepen. We also continue to be comfortable with an overweighting in corporate issues, although we need to be diligent to protect against credit surprises. We also continue to think that mortgaged-backed securities are cheap and have maintained our overweighting in that area.

Equity returns will again be driven by earnings progress. Much of last year's returns were generated by positive earnings surprises. The weaker economic environment that exists now makes it unlikely that this will happen again (like it did in both 1994 and 1995.) Generally, the market is fairly valued given the level of rates and should be able to muddle through with a "normal" 10% year as long as we avoid a recession. If the economy does worsen, the extent of the equity market decline will be a function of how well companies can adjust their costs (i.e. employees) to changes in revenues. Based on their quick adjustment in 1995, the most negative "bears" will likely be disappointed. Overall though, we think intermediate bonds offer better risk-adjusted returns.

                              MANAGED ASSETS TRUST


                          [MANAGED ASSETS TRUST GRAPH]

STANDARD
AVERAGE ANNUAL RETURN
ENDED DECEMBER 31, 1995:
 1 YEAR 20.19%
 5 YEARS 9.40%
10 YEARS 9.93%


Managed Assets Trust

                                    INITIAL
                                  INVESTMENT  12/86   12/87   12/88   12/89   12/90   12/91  12/92   12/93   12/94   12/95
                                  ---------- ------  ------  ------  ------  ------  ------  -----   ------  -----   -----
Managed Assets Trust                10,000   11,905  12,134  13,247  16,840  17,256  21,001  22,080  24,140  23,599  30,000
S&P 500 Stock Index                 10,000   11,855  12,474  14,572  19,166  18,557  24,230  26,093  28,700  29,070  36,965
Lehman Gov't/Corporate Bond Index   10,000   11,562  11,827  12,724  14,535  15,740  18,279  19,664  21,839  21,073  25,127
Consumer Price Index                10,000   10,119  10,566  11,032  11,544  12,266  12,631  13,008  13,364  13,370  14,108

This chart assumes an initial investment of $10,000 made on December 31, 1985. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Returns for 1, 5 and 10 years shown above are net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period. Other Travelers Insurance separate accounts that invest in Managed Assets Trust have different charges.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              MANAGED ASSETS TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $147,584,296)  . . . . . . . .        $169,888,218
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,886
               Receivables:
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             216,556

                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             812,584
                   Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,131,265
                                                                                                             ------------

                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         172,079,509
                                                                                                             ------------

            LIABILITIES:
               Payables:
                   Investment securities purchased  . . . . . . . . . . . . . . . . . . . . . . . . .             754,898
                   Investment management and advisory fees  . . . . . . . . . . . . . . . . . . . . .              11,684
                   Variation on futures margin  . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,300
               Accrued expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,113
                                                                                                             ------------

                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             803,995
                                                                                                             ------------


            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $171,275,514
                                                                                                             ============

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $136,190,738
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .           5,381,926
               Accumulated net realized gains (losses) on investment security transactions  . . . . .           7,398,928
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .          22,303,922
                                                                                                             ------------

                      Total net assets (applicable to 11,045,728 shares outstanding at $15.50 per share)     $171,275,514
                                                                                                             ============





                       See Notes to Financial Statements

                              MANAGED ASSETS TRUST

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


            INVESTMENT INCOME:
               Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  2,486,515
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,789,554
                   Total income . . . . . . . . . . . . . . . . . . . . . . . . . .       ------------       $ 6,276,069


            EXPENSES:
               Investment management and advisory fees  . . . . . . . . . . . . . .            776,392
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .             77,230
               Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . .              3,105
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .             26,634
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .              8,379
               Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . .                347
               Legal fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,056
                                                                                          ------------
                   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .                              894,143
                                                                                                             -----------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                            5,381,926
                                                                                                             -----------


            REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
                INVESTMENT SECURITIES:
               Realized gain from investment security transactions:
                   Proceeds from investment securities sold . . . . . . . . . . . .        176,769,048
                   Cost of investment securities sold . . . . . . . . . . . . . . .        168,853,705
                                                                                          ------------
                      Net realized gain   . . . . . . . . . . . . . . . . . . . . .                            7,915,343

               Change in unrealized gain (loss) on investment securities:
                   Unrealized loss at December 31, 1994 . . . . . . . . . . . . . .         (1,295,855)
                   Unrealized gain at December 31, 1995 . . . . . . . . . . . . . .         22,303,922
                                                                                          ------------
                      Net change in unrealized gain (loss) for the year   . . . . .                           23,599,777
                                                                                                             -----------
                         Net realized gain and change in unrealized gain (loss)   .                           31,515,120
                                                                                                             -----------
               Net increase in net assets resulting from operations   . . . . . . .                          $36,897,046
                                                                                                             ===========





                       See Notes to Financial Statements

                              MANAGED ASSETS TRUST

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                                                1995                1994
                                                                                                ----                ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .       $  5,381,926       $  5,313,706
               Net realized gain from investment security transactions  . . . . . . .          7,915,343          1,907,694
               Net change in unrealized gain (loss) on investment securities  . . . .         23,599,777        (10,603,386)
                                                                                            ------------       ------------
                   Net increase (decrease) in net assets resulting from operations  .         36,897,046         (3,381,986)
                                                                                            ------------       ------------


            DISTRIBUTIONS TO SHAREHOLDERS FROM:
               Net investment income and net short-term realized gains from
                  investment security transactions  . . . . . . . . . . . . . . . . .         (5,441,569)        (7,278,778)
               Net long-term realized gains from investment security transactions   .         (1,783,880)        (4,589,354)
                                                                                            ------------       ------------
                   Total distributions to shareholders  . . . . . . . . . . . . . . .         (7,225,449)       (11,868,132)
                                                                                            ------------       ------------


            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . .          5,376,731          4,758,206
               Dividend reinvestment  . . . . . . . . . . . . . . . . . . . . . . . .          7,225,449         11,868,132
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . .        (11,885,171)       (17,256,475)
                                                                                            ------------       ------------
                   Net increase (decrease) in net assets resulting from capital share
                      transactions  . . . . . . . . . . . . . . . . . . . . . . . . .            717,009           (630,137)
                                                                                            ------------       ------------
                      Net increase (decrease) in net assets   . . . . . . . . . . . .         30,388,606        (15,880,255)


            NET ASSETS:
               Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . .        140,886,908        156,767,163
                                                                                            ------------       ------------
               End of year (including undistributed net investment income as follows:
                  December, 1995 $5,381,926 and December, 1994 $5,313,706)  . . . . .       $171,275,514       $140,886,908
                                                                                            ============       ============





                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Managed Assets Trust ("Fund MA") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of Fund MA are currently offered, without a sales charge, to separate accounts of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., in connection with the issuance of certain variable annuity and variable life insurance contracts.

The following is a summary of significant accounting policies consistently followed by Fund MA in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last-reported sale price as of the close of business of the New York Stock Exchange on the last business day of the year; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are valued by management at prices which it deems in good faith to be fair.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued by computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.

FUTURES CONTRACTS. Fund MA may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Fund MA enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Fund MA is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is Fund MA's practice to hold cash and cash equivalents (including short-term investments) in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Generally, futures contracts are closed prior to expiration.

Futures contracts purchased by Fund MA are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. However, when Fund MA holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of changes in the value of the specified indexes or debt securities associated with the futures contract.

OPTIONS. Fund MA may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Fund MA may sell the options before expiration. Options held by Fund MA are listed on either national securities exchanges or on over-the-counter markets, and are short-term contracts with a duration of less than nine months. The market value of the options will be the latest sale price at the close of the New York Stock Exchange, or in the absence of such sale, the latest bid quotation.

REPURCHASE AGREEMENTS. When Fund MA enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed-upon date and price), the repurchase price of the securities will generally equal the amount paid by Fund MA plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Fund MA securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Fund MA monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Fund MA's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

TAXES. Fund MA has qualified, and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, Fund MA is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. Fund MA further intends to avoid excise tax liability by distributing substantially all of its investment income. Therefore, no federal income tax provision has been made by Fund MA in its financial statements.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded at the close of business on the record date.

2.  INVESTMENTS

Purchases and sales of investment securities excluding short-term investments aggregated $128,222,186 and $123,694,704, respectively, for common stocks and bonds; purchases and sales of direct and indirect U.S. goverment obligations were $37,299,210 and $42,308,720, for the year ended December 31, 1995.
Realized gains and losses from security transactions are reported on an identified-cost basis.

At December 31, 1995, Fund MA held 58 open S&P 500 Stock Index futures contracts with a maturity date of March 15, 1996. The face value, or notional value, of these contracts at December 31, 1995, amounted to $17,935,050. In connection with these contracts, short-term investments with a par value of $1,200,000 had been pledged as margin deposits.

Net realized losses resulting from futures contracts were $5,401,042 and $471,650 for the years ended December 31, 1995 and 1994, respectively. These losses are included in the net realized gain from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 1995 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3.  FUND CHARGES

Investment management and advisory fees are calculated daily at an annual rate of 0.50% of Fund MA's average net assets. These fees are paid to Travelers Asset Management International Corporation ("TAMIC"), an indirect wholly owned subsidiary of Travelers Group Inc.

Pursuant to a sub-advisory agreement between The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Travelers Group Inc., and TAMIC, 50% of the investment management and advisory fees earned by TAMIC are paid to TIMCO for investment management and advisory services relating to the common stock investments of Fund MA.

The Travelers has agreed to reimburse Fund MA for the amount by which Fund MA's aggregate annualized operating expenses, excluding brokerage commissions and any interest charges and taxes, exceed 1.25% of Fund MA's average net assets. Trustees and officers of Fund MA who are also officers and employees of Travelers Group Inc., or its subsidiaries, receive no compensation directly from Fund MA.

4.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of Fund MA were as follows:

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                      --------------------------------
                                                                         1995                1994
                                                                      -----------         ------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .          375,304             365,254
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .         (871,567)         (1,321,839)
Shares issued in reinvestment of distributions:
   from net investment income and net short-term realized gains          433,799             542,808
   from net long-term realized gains  . . . . . . . . . . . . .          147,492             340,238
                                                                        --------          ----------
Net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           85,028             (73,539)
                                                                        ========          ==========



As of December 31, 1995, all outstanding shares of beneficial interest were owned by The Travelers Fund U for Variable Annuities and The Travelers Fund UL for Variable Life Insurance, both of which are separate accounts of The Travelers.

5. SUBSEQUENT EVENT

On January 23, 1996, in accordance with the Board of Trustees, a dividend was declared with a distribution of net investment income and net short-term realized gains of $0.78 per share and a distribution from net long-term realized gains of $0.43 per share, payable on January 23, 1996, to shareholders of record as of January 22, 1996. These distributions are not reflected in the accompanying financial statements.

6.  FINANCIAL HIGHLIGHTS*
    (Selected data for a share outstanding throughout each year.)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------
                                                                      1995         1994        1993         1992         1991
                                                                     ------       ------      ------       ------       ------
PER SHARE DATA:
---------------
Net asset value, beginning of year  . . . . . . . .                $  12.85     $  14.21    $  14.02     $  14.78     $  12.77

   Income from operations
   ----------------------

   Net investment income  . . . . . . . . . . . . .                    0.49         0.46        0.51         0.64         0.74
   Net gains or losses on securities (realized and unrealized)         2.83        (0.73)       0.72         0.01         1.91
                                                                   --------     --------    --------     --------      -------
       Total from investment operations . . . . . .                    3.32        (0.27)       1.23         0.65         2.65

   Less distributions
   ------------------
   Distributions from net investment income and
      net short-term realized gains   . . . . . . .                   (0.50)       (0.67)      (0.85)       (1.04)       (0.64)
   Distributions from net long-term realized gains                    (0.17)       (0.42)      (0.19)       (0.37)          -
                                                                   --------     --------    --------     --------      -------
       Total distributions  . . . . . . . . . . . .                   (0.67)       (1.09)      (1.04)       (1.41)       (0.64)

Net asset value, end of year  . . . . . . . . . . .                $  15.50     $  12.85    $  14.21     $  14.02     $  14.78
                                                                   ========     ========    ========     ========     ========
            TOTAL RETURN**                                            27.12 %      (2.24) %     9.33 %       5.14 %      21.70 %
            ------------


RATIOS/SUPPLEMENTAL DATA:
-------------------------
   Net assets, end of year (thousands)  . . . . . . .              $171,276     $140,887    $156,767     $148,971     $126,021
   Ratio of expenses to average net assets***   . . .                  0.58 %       0.61 %      0.56 %       0.56 %       0.56 %
   Ratio of net investment income to average net assets                3.49 %       3.59 %      3.65 %       4.97 %       5.49 %
    Portfolio turnover rate  . . . . . . . . . . . . .                  110 %         97 %        86 %        112 %        141 %



* The information set forth in Note 6 replaces the data presented in prior years as supplementary information.

** Total return is determined by dividing the increase (decrease) in value of a share during the year, after reflecting the reinvestment of dividends declared during the year, by the beginning of year share price. As described in Note 1, shares in Fund MA are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts.

*** The ratios of expenses to average net assets for the years 1991-1993 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratios of expenses to average net assets would have been 0.60%, 0.63%, and 0.69% for the years ended December 31, 1993, 1992, and 1991, respectively. For the years ended December 31, 1995 and 1994, there were no expense reimbursements by The Travelers in connection with the voluntary expense limitations described in Note 3.

                              MANAGED ASSETS TRUST

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                        NO. OF      MARKET
                                        SHARES       VALUE
                                        ------      ------
            COMMON STOCKS (60.7%)

AMUSEMENTS (0.8%)
  Harrah's Entertainment, Inc. (A)      14,800   $   358,900
  Walt Disney Co.                       17,200     1,014,800
                                                 -----------
                                                   1,373,700
                                                 -----------
BANKING (4.0%)
  Banc One Corp.                        17,172       648,243
  Bank of Boston Corp.                   2,600       120,250
  Bank of New York Co., Inc.             4,200       204,750
  BankAmerica Corp.                     14,800       958,300
  Barnett Banks, Inc.                    7,300       430,700
  Chase Manhattan Corp.                  4,100       248,562
  Chemical Banking Corp.                 5,800       340,750
  Citicorp                              16,500     1,109,625
  First Interstate Bancorp               1,800       245,700
  First Union Corp.                      4,000       222,500
  Golden West Financial Corp.            5,700       314,925
  Mellon Bank Corp.                      2,900       155,875
  NationsBank Corp.                     14,200       988,675
  Norwest Corp.                         14,200       468,600
  SunTrust Banks, Inc.                   2,600       178,100
  Wells Fargo & Co.                      1,000       216,000
                                                 -----------
                                                   6,851,555
                                                 -----------
CHEMICALS, PHARMACEUTICALS AND
  ALLIED PRODUCTS (8.8%)
  Abbott Laboratories                   22,800       951,900
  Air Products & Chemicals, Inc.        10,700       564,425
  American Home Products Corp.           6,700       649,900
  Amgen (A)                             12,100       717,681
  Bristol Myers Squibb Co.               7,400       635,475
  Cabot Corp.                            2,900       156,237
  Clorox Co.                             5,500       393,937
  Colgate-Palmolive Co.                  3,200       224,800
  Dow Chemical Co.                       6,100       429,287
  E.I. Dupont de Nemours & Co.          12,300       859,462
  Eastman Chemical Company               6,300       394,537
  Eli Lilly & Co.                       11,800       663,750
  International Flavors & Fragrances     8,400       403,200
  Johnson & Johnson                     14,700     1,258,687
  Merck & Co., Inc.                     27,300     1,794,975
  Monsanto Co.                           2,700       330,750
  Morton International, Inc.            11,700       419,737
  Pfizer, Inc.                          20,100     1,266,300
  Pharmacia & Upjohn, Inc. (A)          11,500       445,625
  Procter & Gamble Co.                  19,600     1,626,800
  Schering-Plough Corp.                 14,200       777,450
                                                 -----------
                                                  14,964,915
                                                 -----------
COMMUNICATION (6.2%)
  Ameritech Corp.                       16,100       949,900
  AT&T Corp.                            42,900     2,777,775
  Bell Atlantic Corp.                    9,900       662,062
  Bellsouth Corp.                       26,100     1,135,350
  Capital Cities ABC, Inc.               3,600       444,150
  GTE Corp.                             18,800       827,200
  ITT Industries, Inc. (A)               6,000       144,000
  MCI Communications Corp.              13,200       345,675
  NYNEX Corp.                           14,300       772,200
  Sprint Corp.                           7,600       303,050
  SBC Communications, Inc.              18,500     1,063,750
  Tele-Communications, Inc. (A)          7,300       145,543
  U.S. West, Inc.                        4,100       146,575
  U.S. West Media (A)                    4,100        77,900
  Viacom International, Inc. (A)        15,500       734,312
                                                 -----------
                                                  10,529,442
                                                 -----------
CONSTRUCTION (0.2%)
  Pulte Corp.                            8,500   $   285,812
                                                 -----------

CONTRACTORS (0.2%)
  Fluor Corp.                            7,400       488,400

ELECTRICAL AND
 ELECTRONIC MACHINERY (3.8%)
  Alliance Semiconductor (A)             2,800        32,200
  Amphenol Corp. (A)                    21,000       509,250
  Andrew Corp. (A)                      10,200       393,975
  Cypress Semiconductor (A)             27,400       349,350
  General Electric Co.                  37,500     2,700,000
  Intel Corp.                           16,000       909,000
  LSI Logic Corp. (A)                    2,900        94,975
  Micron Technology                      8,600       340,775
  Motorola, Inc.                        10,000       570,000
  Tellabs, Inc. (A)                      2,500        92,812
  Texas Instruments, Inc.                3,900       201,825
  Time Warner, Inc.                      6,600       249,975
                                                 -----------
                                                   6,444,137
                                                 -----------
FINANCE (2.2%)
  American Express Co.                  11,100       459,262
  Dean Witter Discover & Co.             9,800       460,600
  Federal Home Loan Mortgage Corp.       4,200       350,700
  Federal National Mortgage Assoc.       6,200       769,575
  Green Tree Financial Corp.            16,600       437,825
  Household International                7,000       413,875
  Lehman Brothers Holding, Inc.         10,900       231,625
  Merrill Lynch & Co., Inc.              9,600       489,600
  Morgan Stanley Group, Inc.             1,800       145,125
                                                 -----------
                                                   3,758,187
                                                 -----------
FOOD (5.5%)
  Anheuser-Busch Cos.                    3,000       200,625
  Campbell Soup Co.                      4,700       282,000
  Coca-Cola Co.                         27,800     2,064,150
  CONAGRA, Inc.                         13,100       540,375
  CPC International, Inc.                6,100       418,612
  General Mills, Inc.                    3,700       213,675
  H.J. Heinz Co.                        17,100       566,437
  IBP, Inc.                              3,500       176,750
  Kellogg Co.                            5,200       401,700
  PepsiCo, Inc.                         23,200     1,296,300
  Philip Morris, Inc.                   22,200     2,009,100
  Ralston-Purina Group                   7,100       442,862
  Seagram Co. Ltd.                       7,100       245,837
  Unilever NV                            3,100       436,325
                                                 -----------
                                                   9,294,748
                                                 -----------
INSURANCE (2.2%)
  Aetna Life & Casualty Co.              2,400       166,200
  Allstate Corp.                         7,065       290,548
  American International Group          13,450     1,244,125
  Chubb Corp.                            4,200       406,350
  General Reinsurance Corp.              3,500       542,500
  HealthCare COMPARE (A)                 8,000       349,500
  ITT Corp. (A)                          6,000       318,000
  ITT Hartford Group, Inc. (A)           6,000       290,250
  United Healthcare Corp.                4,000       262,000
                                                 -----------
                                                   3,869,473
                                                 -----------

                                           NO. OF      MARKET
                                           SHARES       VALUE
                                           ------    ----------
LUMBER AND WOOD PRODUCTS (0.1%)
  Georgia-Pacific Corp.                     2,200    $  150,975
                                                     ----------
MACHINERY (3.6%)
  Apple Computers, Inc.                     2,500        79,531
  Applied Materials (A)                    11,100       436,368
  Baker Hughes, Inc.                       16,300       397,312
  Black & Decker Corp.                      8,100       285,525
  Cabletron System, Inc. (A)                1,800       145,800
  Caterpillar, Inc.                         4,500       264,375
  Cisco Systems, Inc. (A)                   6,700       500,406
  Compaq Computer Corp. (A)                 3,100       148,800
  Duriron, Inc.                             3,400        78,625
  Harnischfeger Industries Corp.           11,000       365,750
  Hewlett Packard Co.                      11,200       938,000
  International Business Machines Corp.    10,300       945,025
  Silicon Graphics, Inc. (A)               15,300       420,750
  Sun Microsystems (A)                      4,700       214,731
  3Com Corp. (A)                           10,900       508,894
  Varity Corp. (A)                          8,800       326,700
                                                     ----------
                                                      6,056,592
                                                     ----------
METAL PRODUCTS (1.2%)
  Ball Corp.                                8,700       239,250
  Danaher Corp.                            10,000       317,500
  Gillette Co.                              6,300       328,388
  Inland Steel Industries, Inc.             7,700       193,463
  Parker-Hannifin Corp.                    10,300       352,775
  Phelps Dodge Corp.                        4,900       305,025
  Reynolds Metals Co.                       4,900       277,463
                                                     ----------
                                                      2,013,864
                                                     ----------
MINING (0.3%)
  Freeport-McMoran Copper & Gold            6,300       177,188
  Homestake Mining Co.                     21,800       340,625
                                                     ----------
                                                        517,813
                                                     ----------
MISCELLANEOUS MANUFACTURING (2.2%)
  Baxter International, Inc.                2,600       108,875
  Eastman Kodak Co.                         7,300       489,100
  Emerson Electric Co.                      9,100       743,925
  Heart Tech., Inc. (A)                    10,500       343,219
  Honeywell, Inc.                           9,500       461,938
  Mattel, Inc.                             14,400       442,800
  Medtronic, Inc.                          14,900       832,538
  Xerox Corp.                               2,400       328,800
                                                     ----------
                                                      3,751,195
                                                     ----------
OIL & GAS (0.3%)
  Anadarko Petroleum                        3,500       189,438
  Schlumberger Ltd.                         5,600       387,800
                                                     ----------
                                                        577,238
                                                     ----------
PAPER AND ALLIED PRODUCTS (0.6%)
  Bowater, Inc.                             5,800       205,900
  Champion International Corp.              7,400       310,800
  International Paper Co.                   5,600       212,100
  Kimberly Clark Corp.                      2,574       212,999
                                                     ----------
                                                        941,799
                                                     ----------
PETROLEUM REFINING AND
 RELATED INDUSTRIES (4.8%)
  Amoco Corp.                              14,800     1,063,750
  Atlantic Richfield, Inc.                  3,619       400,804
  Chevron Corp.                            14,200       745,500
  Exxon Corp.                              27,000     2,163,375
  Mobil Corp.                              11,900     1,332,800
  Phillips Petroleum Co.                    5,700       194,513
  Royal Dutch Petroleum Co.                14,500     2,046,313
  Texaco, Inc.                              2,500       196,250
                                                     ----------
                                                      8,143,305
                                                     ----------




                                           NO. OF      MARKET
                                           SHARES       VALUE
                                           ------    ----------
PRINTING, PUBLISHING AND
  ALLIED INDUSTRIES (0.5%)
  Gannett Co.                               7,800    $  478,725
  New York Times Co.                       12,500       370,313
                                                     ----------
                                                        849,038
                                                     ----------
RETAIL (3.5%)
  Federated Department Stores, Inc. (A)    15,800       434,500
  General Nutrition Cos., Inc. (A)            700        15,575
  Home Depot, Inc.                         18,500       885,688
  J.C. Penney Co.                          11,300       538,163
  May Department Stores                    12,700       536,575
  McDonalds Corp.                          14,000       631,750
  Officemax, Inc. (A)                      13,800       308,775
  Price/Costco, Inc. (A)                   22,800       350,550
  Safeway, Inc. (A)                         7,400       381,100
  Tandy Corp.                               7,200       298,800
  The GAP, Inc.                             3,300       138,600
  Wal-Mart Stores, Inc.                    39,200       877,100
  Walgreen Co.                             16,100       480,988
                                                     ----------
                                                      5,878,164
                                                     ----------
RUBBER AND PLASTIC PRODUCTS (0.4%)
  Nike, Inc.                                9,300       647,513
                                                     ----------
SERVICES (1.7%)
  Autodesk, Inc.                            6,900       236,325
  Columbia/HCA Healthcare Corp.             9,900       502,425
  Computer Associates International         4,850       275,844
  Microsoft (A)                            12,300     1,080,094
  Oracle Systems Corp. (A)                 18,600       788,175
                                                     ----------
                                                      2,882,863
                                                     ----------
STONE, CLAY, GLASS, AND
 CONCRETE PRODUCTS (0.4%)
  Minnesota Mining & Manufacturing Co.      9,400       622,750
                                                     ----------
TRANSPORTATION (1.0%)
  AMR, Inc. (A)                             5,300       393,525
  Conrail, Inc.                             5,700       399,000
  CSX Corp.                                10,800       492,750
  Norfolk Southern Corp.                    6,200       492,125
                                                     ----------
                                                      1,777,400
                                                     ----------
TRANSPORTATION MANUFACTURING (2.8%)
  Boeing Co.                               11,900       932,663
  Chrysler Corp.                           10,600       586,975
  Eaton Corp.                               6,200       332,475
  Ford Motor Co.                           25,400       736,600
  General Motors Corp.                     15,500       819,563
  Lockheed Martin Corp.                     4,380       346,020
  McDonnell Douglas Corp.                   5,800       533,600
  United Technologies Corp.                 4,300       407,963
                                                     ----------
                                                      4,695,859
                                                     ----------
UTILITIES (2.9%)
  Baltimore Gas & Electric Co.             17,100       487,350
  Browning and Ferris Ind.                 12,900       380,550
  Duquesne Light Co.                       12,600       387,450
  Florida Power & Light Co.                13,000       602,875
  Houston Industries                       19,600       475,300
  Pacific Enterprises                       4,900       138,425
  Panhandle Eastern Corp.                  12,900       359,588
  Public Service Enterprises Group         16,300       499,188
  Southern Co.                             27,900       687,038
  Texas Utilities Co.                      13,300       546,963
  WMX Technologies, Inc.                   11,000       328,625
                                                     ----------
                                                      4,893,352
                                                     ----------

                                          NO. OF            MARKET
                                          SHARES            VALUE
                                          ------            ------
WHOLESALE TRADE (0.5%)
  Crane Co.                                  9,800      $    361,375
  Enron Corp.                               14,000           533,750
                                                        ------------
                                                             895,125
                                                        ------------
  TOTAL COMMON STOCKS
  (COST $84,482,472)                                     103,155,214
                                                        ------------


PREFERRED STOCKS (2.2%)

BANKING (0.6%)
  Ahmanson (HF) & Co.                       10,000           591,250
  First Chicago Corp.                        7,000           469,000
                                                        ------------
                                                           1,060,250
                                                        ------------
FINANCE (0.1%)
  Merry Land & Investment, Inc.              8,000           230,000
                                                        ------------

OIL & GAS (0.3%)
  Occidental Petroleum Corp.                 9,000           492,750
                                                        ------------

PAPER AND ALLIED PRODUCTS (0.7%)
  International Paper Co.                   12,000           543,000
  James River Corp.                         12,000           556,500
                                                        ------------
                                                           1,099,500
                                                        ------------
RETAIL (0.2%)
  TJX Cos., Inc.                             7,000           313,250
                                                        ------------


SERVICES (0.3%)
  Corning Del.                              10,000           503,750
                                                        ------------

  TOTAL PREFERRED STOCKS
     (COST $3,281,078)                                     3,699,500
                                                        ------------

                                         PRINCIPAL
                                          AMOUNT
                                         ---------
BONDS (18.5%)

BANKING (0.3%)
  Great Western Financial Corp.,
     6.375% Notes, 2000               $    500,000           508,451
                                                        ------------

CHEMICALS AND ALLIED PRODUCTS (2.2%)
  Alza Corp.,
     0.00% Debentures, 2014              1,400,000           572,250
  McKesson Corp.,
     4.50% Debentures, 2004                500,000           473,125
  Procter & Gamble Co.,
     9.36% Debentures, 2021              2,000,000         2,629,566
                                                        ------------
                                                           3,674,941
                                                        ------------
COMMUNICATION (2.5%)
  Cox Communication, Inc.,
     6.875% Notes, 2005                  2,000,000         2,079,420
  Tele-Communications, Inc.,
     8.00% Notes, 2005                   2,000,000         2,138,300
                                                        ------------
                                                           4,217,720
                                                        ------------
CREDIT CARD RECEIVABLES (0.6%)
  Signet Credit Card
  Master Trust 1993-4 B,
     5.80% Pass Through, 1999            1,000,000         1,002,109
                                                        ------------






                                         PRINCIPAL          MARKET
                                          AMOUNT            VALUE
                                         ---------          ------
FINANCE (3.5%)
  American Express Co.,
     0.00% Bonds, 2000                $  2,500,000      $  1,871,875
  Chrysler Auburn Hills Trust,
     12.00% Notes, 2020                  2,000,000         3,129,100
  Rouse Co.,
     5.75% Debentures, 2002                400,000           392,000
  SAPPI BVI Financial Limited,
     7.50% Debentures, 2002                500,000           472,500
                                                        ------------
                                                           5,865,475
                                                        ------------

FOOD (1.2%)
  PepsiCo, Inc.,
     0.00% Notes, 1999                   2,500,000         2,062,500
                                                        ------------

INSURANCE (1.0%)
  Aegon NV,
     4.75% Debentures, 2004                500,000           775,000
  Equitable Cos., Inc.,
     6.125% Debentures, 2024               500,000           565,000
  USF&G Corp.,
     0.00% Debentures, 2009                500,000           288,125
                                                        ------------
                                                           1,628,125
                                                        ------------
MINING (0.2%)
  Inco Ltd.,
     7.75% Debentures, 2016                300,000           320,250
                                                        ------------

MISCELLANEOUS MANUFACTURING (0.9%)
  Cooper Industries, Inc.,
     7.05% Bonds, 2015                     877,000           907,695
  RPM, Inc,. Ohio,
     0.00% Debentures, 2012                300,000           128,625
  Trinova Corp.,
     6.00% Debentures, 2002                500,000           497,500
                                                        ------------
                                                           1,533,820
                                                        ------------

OIL & GAS (0.3%)
  Apache Corp.,
     6.00% Debentures, 2002                500,000           567,500
                                                        ------------

PETROLEUM REFINING AND RELATED
  INDUSTRIES (0.3%)
  Pennzoil Co.,
     4.75% Bonds, 2003                     500,000           504,375
                                                        ------------

PHARMACEUTICAL AND
 HEALTH CARE PRODUCTS (1.3%)
  Becton Dickson & Co.,
     8.80% Notes, 2001                   2,000,000         2,255,730
                                                        ------------

TRANSPORTATION MANUFACTURING (3.3%)
  Arvin Industries, Inc.,
     10.00% Debentures, 2000             1,000,000         1,128,503
  Delta Airlines, Inc.,
     9.25% Sinking Fund, 2007 (D)          955,121         1,062,878
  Loral Corp.,
     7.625% Notes, 2025                  3,000,000         3,206,820
  Scholastic Corp.,
     5.00% Notes, 2005                     200,000           228,000
                                                        ------------
                                                           5,626,201
                                                        ------------

                                       PRINCIPAL       MARKET
                                         AMOUNT        VALUE
                                       ---------       ------
UTILITIES (0.9%)
  Niagara Mohawk Power Co.,
     8.00% Bonds, 2004              $  1,100,000   $  1,067,963
  Potomac Electric Power Co.,
     5.00% Debentures, 2002              600,000        562,500
                                                   ------------
                                                      1,630,463
                                                   ------------
  TOTAL BONDS
   (COST $29,459,777)                                31,397,660
                                                   ------------
U.S. GOVERNMENT AGENCY
  SECURITIES (4.5%)

  Federal Home Loan Mortgage Corp.,
     8.50% Pass Through, 2002            678,786        698,894
  FNMA Pool,
     8.50% Pass Through, 2005            151,255        157,778
  FNMA Pool,
     8.50% Pass Through, 2005            352,590        367,795
  FNMA Pool,
     7.50% Pass Through, 2025          3,494,680      3,584,231
  GNMA Pool,
     7.50% Pass Through, 2007             70,455         72,525
  GNMA Pool,
     7.50% Pass Through, 2007            379,501        390,649
  GNMA Pool,
     9.00% Pass Through, 2016            243,884        258,593
  GNMA Pool,
     9.00% Pass Through, 2019            284,490        301,648
  GNMA Pool,
     9.50% Pass Through, 2020            493,420        529,963
  GNMA Pool,
     9.50% Pass Through, 2020            246,861        265,145
  GNMA Pool,
     7.50% Pass Through, 2023            215,514        221,845
  GNMA Pool,
     7.50% Pass Through, 2025             85,357         87,864
  GNMA Pool,
     7.50% Pass Through, 2025            678,925        698,868
                                                   ------------
  TOTAL U.S. GOVERNMENT
   AGENCY SECURITIES
   (COST $ 7,310,645)                                 7,635,798
                                                   ------------
U.S. GOVERNMENT
  SECURITIES (13.2%)

  United States of America Treasury,
     0.00% Bonds, 1997                 5,550,000      5,045,228
  United States of America Treasury,
     0.00% Bonds, 2007                 5,500,000      2,861,798
  United States of America Treasury,
     4.75% Notes, 1998                 1,200,000      1,184,250
  United States of America Treasury,
     6.875% Bonds, 2025                5,400,000      6,093,554
  United States of America Treasury,
     6.875% Notes, 1999                3,000,000      3,152,808
  United States of America Treasury,
     7.875% Notes, 2004                3,600,000      4,170,369
                                                   ------------

  TOTAL U.S. GOVERNMENT
   SECURITIES (COST $21,560,600)                     22,508,007
                                                   ============


                                       PRINCIPAL       MARKET
                                         AMOUNT        VALUE
                                       ---------       ------

SHORT-TERM INVESTMENTS (0.9%)

REPURCHASE AGREEMENTS (0.2%)
Merrill Lynch Government Securities,
  Inc., 5.50% Repurchase Agreement
  dated December 29, 1995, due
  January 2, 1996, collateralized
  by: United States of America
  Treasury, $355,000,
  5.625% due October 31, 1997       $    353,000   $    353,000
                                                   ------------
U.S. GOVERNMENT SECURITIES (0.7%)
United States of America Treasury
     5.50% due September 19, 1996(C)   1,200,000      1,139,039
                                                   ------------

     TOTAL SHORT-TERM
       INVESTMENTS
       (COST $1,489,724)                              1,492,039
                                                   ------------

                                     NOTIONAL
                                       VALUE
                                   ------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
  Exp. March, 1996                  $ 17,935,050
                                                    ------------

  TOTAL INVESTMENTS (100%)
   (COST $147,584,296)(B)(E)                        $169,888,218
                                                    ============

NOTES

(A)      Non-income Producing Security.

(B) At December 31, 1995, net unrealized appreciation for all securities was $22,303,922. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $24,057,252 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $1,753,330.

(C) Par value of $1,200,000 is pledged to cover margin deposits on futures contracts.

(D)      Management Priced Security.

(E) The cost of investments for federal income tax purposes amounted to $148,342,273. Gross unrealized appreciation and depreciation of investments, based on identified tax cost at December 31, 1995 were as follows:

                Gross unrealized appreciation.......         $ 23,436,072
                Gross unrealized depreciation.......           (1,890,127)
                                                             ------------
                Net unrealized appreciation.........         $ 21,545,945
                                                             ============





                       See Notes to Financial Statements

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Managed Assets Trust:


We have audited the accompanying statement of assets and liabilities of Managed Assets Trust including the statement of investments as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managed Assets Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                             HIGH YIELD BOND TRUST

The High Yield Bond Trust performed in line with the general high yield market in 1995. The overall level of performance masks several significant gains over the course of the year as well as several poorly performing investments which declined during the course of 1995. Most of the big gains came earlier in the year while we cleaned out the losing investments mostly in the second half of 1995. The sectors showing the most strength in 1995 included the media area, homebuilding, and value-added consumer products. The weak sectors included retailing, steel manufacturers, and textile companies.

The high yield market has continued to change and mature and we think the changes in the market will influence the risk and reward spectrum available to investors in this sector. A greater number of intermediaries are now willing to make tight markets in the higher quality "double B" sector while the liquidity in the lower rated "single B" sector has declined. The strength in the higher quality segment of the market means that lower rates of return relative to treasury rates should accrue to investors in this segment while the reduced liquidity in the lower rated bond segment means that higher relative rates of return should be available to investors in this part of the market.
Of course, reduced market liquidity puts a greater stress on investors making the right decision up front upon initial investment because there may not be sufficient liquidity in the marketplace for investors to easily change their positions.

The High Yield Bond Trust is currently invested based upon the assumptions that the economy will grow at a very low rate, but above recessionary levels, and that inflation and treasury bond rates will not move materially from current levels. The Trust contains mainly bonds issued by companies which have a reason to grow profits because of some change in their business: major cost cutting programs, new products, new more efficient plants, new technologies or technical approaches, or a combination of these factors. We have placed an emphasis on near-term corporate liquidity in structuring our investments because the market has recently shown no flexibility in supporting companies which have a questionable ability to access cash.

The two largest sectors where the trust is currently invested include the media segment and basic manufacturing. The media investment thesis is that most of our companies can grow significantly even if the economy slows as they realize merger synergies or roll out new products. Our basic manufacturing investments are mostly mortgage bonds or senior notes issued by companies undergoing a change in their cost structures through new capital investments or other means.

                             HIGH YIELD BOND TRUST



                         [HIGH YIELD BOND TRUST GRAPH]



STANDARD
AVERAGE ANNUAL RETURNS
ENDED DECEMBER 31, 1995:
 1 YEAR   8.77%
 5 YEARS 11.02%
10 YEARS  6.11%


High Yield Bond Trust

                                    INITIAL
                                  INVESTMENT  12/86   12/87   12/88   12/89   12/90   12/91  12/92   12/93   12/94   12/95
                                  ---------- ------  ------  ------  ------  ------  ------  -----   ------  -----   -----
High Yield Bond Trust               10,000   10,798  10,761  12,329  12,502  11,362  14,328  16,214  18,485  18,252  21,076
Lehman Aggregate Bond Index         10,000   11,527  11,844  12,778  14,635  15,945  18,496  19,865  21,802  21,165  25,077
First Boston High Yield Index
  Top Tier                          10,000   12,176  13,548  15,190  17,190  18,000  22,568  25,258  29,494  29,329  34,807
Consumer Price Index                10,000   10,119  10,566  11,032  11,544  12,266  12,631  13,008  13,008  13,364  14,108

This chart assumes an initial investment of $10,000 made on December 31, 1985. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Returns for 1, 5 and 10 years shown above are net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period. Other Travelers Insurance separate accounts that invest in High Yield Bond Trust have different charges.

The Lehman Brothers Aggregate Bond Index is an unmanaged, but commonly used measure of bond performance. The First Boston High Yield Index Top Tier is a broad-based market measure of high yield bonds, commonly known as "junk bonds."

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             HIGH YIELD BOND TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $12,791,407)   . . . . . . . .            $12,591,681
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,401
               Receivables:
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     63
                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                326,270
                   Receivable from The Travelers  . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,156
                                                                                                                 -----------

                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,924,571
                                                                                                                 -----------

            LIABILITIES:

               Payable for investment management and advisory fees  . . . . . . . . . . . . . . . . .                    881
               Accrued expenses:
                   Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,156
                   Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 18,236
                                                                                                                 -----------

                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 22,273
                                                                                                                 -----------


            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $12,902,298
                                                                                                                 ===========

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $18,457,598
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .              1,173,476
               Accumulated net realized gains (losses) on investment security transactions  . . . . .             (6,529,050)
               Net unrealized depreciation on investment securities   . . . . . . . . . . . . . . . .               (199,726)
                                                                                                                 -----------
                      Total net assets (applicable to 1,432,658 shares outstanding at $9.00 per share)           $12,902,298
                                                                                                                 ===========





                       See Notes to Financial Statements

                             HIGH YIELD BOND TRUST

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


            INVESTMENT INCOME:
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                $1,329,872

            EXPENSES:
               Investment management and advisory fees  . . . . . . . . . . . . . .          $    62,591
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .               61,639
               Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                3,136
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .               21,401
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                8,378
               Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . .                  352
               Legal fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,055
                                                                                             -----------
                   Total expenses before reimbursement from The Travelers . . . . .              159,552
               Less: Reimbursement from The Travelers   . . . . . . . . . . . . . .               (3,156)
                                                                                             -----------

                   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                                   156,396
                                                                                                                   ----------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                                 1,173,476
                                                                                                                   ----------


            REALIZED GAIN AND CHANGE IN UNREALIZED LOSS ON
                INVESTMENT SECURITIES:
               Realized gain from investment security transactions:
                   Proceeds from investment securities sold . . . . . . . . . . . .           25,261,753
                   Cost of investment securities sold . . . . . . . . . . . . . . .           24,865,862
                                                                                             -----------
                      Net realized gain   . . . . . . . . . . . . . . . . . . . . .                                   395,891

               Change in unrealized loss on investment securities:
                   Unrealized loss at December 31, 1994 . . . . . . . . . . . . . .             (421,485)
                   Unrealized loss at December 31, 1995 . . . . . . . . . . . . . .             (199,726)
                                                                                             -----------
                      Net change in unrealized loss for the year  . . . . . . . . .                                   221,759
                                                                                                                   ----------
                         Net realized gain and change in unrealized loss  . . . . .                                   617,650
                                                                                                                   ----------
               Net increase in net assets resulting from operations   . . . . . . .                                $1,791,126
                                                                                                                   ==========





                       See Notes to Financial Statements

                             HIGH YIELD BOND TRUST

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                                                  1995               1994
                                                                                                  ----               ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .          $ 1,173,476        $   949,721
               Net realized gain (loss) from investment security transactions   . . .              395,891            (30,534)
               Net change in unrealized gain (loss) on investment securities  . . . .              221,759         (1,108,223)
                                                                                               -----------        -----------

                   Net increase (decrease) in net assets resulting from operations  .            1,791,126           (189,036)
                                                                                               -----------        -----------


            DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME . . . . . . . . .             (960,192)          (919,615)
                                                                                               -----------        -----------

            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . .            1,749,523          2,094,990
               Dividend reinvestment  . . . . . . . . . . . . . . . . . . . . . . . .              960,192            919,615
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . .           (2,354,757)        (2,954,925)
                                                                                               -----------        -----------

                   Net increase in net assets resulting from capital share transactions            354,958             59,680
                                                                                               -----------        -----------

                      Net increase (decrease) in net assets   . . . . . . . . . . . .            1,185,892         (1,048,971)

            NET ASSETS:
               Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . .           11,716,406         12,765,377
                                                                                               -----------        -----------

               End of year (including undistributed net investment income as follows:

                  December, 1995 $1,173,476 and December, 1994 $949,721)  . . . . . .          $12,902,298        $11,716,406
                                                                                               ===========        ===========





                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         High Yield Bond Trust ("Fund HY") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of Fund HY are currently offered, without a sales charge, to separate accounts of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., in connection with the issuance of certain variable annuity and variable life insurance contracts.

         The following is a summary of significant accounting policies consistently followed by Fund HY in the preparation of its financial statements.

         SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last-reported sale price as of the close of business of the New York Stock Exchange on the last business day of the year; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are valued by management at prices which it deems in good faith to be fair.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued by computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.

         REPURCHASE AGREEMENTS. When Fund HY enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed-upon date and price), the repurchase price of the securities will generally equal the amount paid by Fund HY plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Fund HY securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price.
         Fund HY monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Fund HY's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

         TAXES. Fund HY has qualified, and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, Fund HY is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. Fund HY further intends to avoid excise tax liability by distributing substantially all of its investment income. Therefore, no federal income tax provision has been made by Fund HY in its financial statements. As of December 31, 1995, Fund HY had capital loss carryovers totaling $4,562,238 which may be available to offset any future realized taxable gains, to the extent provided by regulations. These amounts expire during the period 1996-2003.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded at the close of business on the record date.

2.       INVESTMENTS

         Purchases and sales of securities other than short-term investments aggregated $24,892,284 and $24,762,913, respectively, for the year ended December 31, 1995. Realized gains and losses from security transactions are reported on an identified-cost basis.

3.       FUND CHARGES

         Investment management and advisory fees are calculated daily at annual rates which start at 0.50% and decrease, as net assets increase, to 0.25% of Fund HY's average net assets. These fees are paid to Travelers Asset Management International Corporation, an indirect wholly owned subsidiary of Travelers Group Inc.

         The Travelers has agreed to reimburse Fund HY for the amount by which Fund HY's aggregate annualized operating expenses, excluding brokerage commissions and any interest charges and taxes, exceed 1.25% of Fund HY's average net assets. Trustees and officers of Fund HY who are also officers and employees of Travelers Group Inc., or its subsidiaries, receive no compensation directly from Fund HY.

4.       SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of Fund HY were as follows:

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                                       --------------------------------
                                                                                           1995               1994
                                                                                         --------           ---------
            Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .           206,291             243,214
            Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .          (276,334)           (348,173)
            Shares issued in reinvestment of distributions from net investment            122,473             105,582
                                                                                         --------            --------

            Net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            52,430                 623
                                                                                         ========            ========

         As of December 31, 1995, all outstanding shares of beneficial interest were owned by The Travelers Fund U for Variable Annuities and The Travelers Fund UL for Variable Life Insurance, both of which are separate accounts of The Travelers.

5.       SUBSEQUENT EVENT

         On January 23, 1996, in accordance with the Board of Trustees, a dividend was declared with a distribution of net investment income of $0.94 per share, payable on January 23, 1996, to shareholders of record as of January 22, 1996. This distribution is not reflected in the accompanying financial statements.

6.       FINANCIAL HIGHLIGHTS*
         (Selected data for a share outstanding throughout each year.)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------
                                                                      1995         1994         1993        1992         1991
                                                                     ------       ------       ------      ------       ------
 PER SHARE DATA:
 Net asset value, beginning of year  . . . . . . . . .              $  8.49      $  9.25      $  8.91     $  8.75       $ 7.87
    Income from operations
    Net investment income  . . . . . . . . . . . . . .                 0.80         0.66         0.68        0.88         0.94
    Net gains or losses on securities (realized and unrealized)        0.41        (0.76)        0.47        0.18         0.88
                                                                    -------      -------      -------     -------       ------
        Total from investment operations . . . . . . .                 1.21        (0.10)        1.15        1.06         1.82

    Less distributions
    Distributions from net investment income   . . . .                (0.70)       (0.66)       (0.81)      (0.90)       (0.94)
                                                                    -------      -------      -------     -------       ------
 Net asset value, end of year  . . . . . . . . . . . .              $  9.00      $  8.49      $  9.25     $  8.91       $ 8.75
                                                                    =======      =======      =======     =======       ======
 TOTAL RETURN**                                                       15.47 %      (1.26)%      14.01 %     13.16 %      26.11 %

 RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (thousands)  . . . . . . .              $12,902      $11,716      $12,765     $10,289       $7,724
    Ratio of  expenses to average net assets***  . . .                 1.25 %       1.25 %       0.99 %      0.56 %       0.56 %
    Ratio of net investment income to average net assets               9.37 %       7.71 %       7.69 %     10.24 %      11.93 %
    Portfolio turnover rate  . . . . . . . . . . . . .                  222 %        146 %         19 %        52 %         35 %


* The information set forth in Note 6 replaces the data presented in prior years as supplementary information.

** Total return is determined by dividing the increase (decrease) in value of a share during the year, after reflecting the reinvestment of dividends declared during the year, by the beginning of year share price. As described in Note 1, shares in Fund HY are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts.

*** The ratio of expenses to average net assets reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations, including those described in Note 3. Without the expense reimbursement, the ratios of expenses to average net assets would have been 1.28 %, 1.33%, 1.31%, 1.28%, and 1.87% for the years ended
         December 31, 1995, 1994, 1993, 1992, and 1991, respectively.

                             HIGH YIELD BOND TRUST

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                    NO. OF       MARKET
                                                    SHARES        VALUE
                                                    ------    -----------
            COMMON STOCKS (0.1%)

              UTILITIES (0.1%)
                 Great Bay Power Co. (A)             1,500    $    11,062
                                                              -----------
                 TOTAL COMMON STOCKS
                  (COST $ 131,522 )                                11,062
                                                              -----------
                                                   PRINCIPAL
                                                    AMOUNT
                                                   ---------
            BONDS (86.1%)

              AMUSEMENTS (7.5%)
                 Genmar Holdings, Inc.,
                    13.50% Notes, 2001             $500,000       490,000
                 Plitt Theatres,
                    10.875% Notes, 2004             500,000       452,500
                                                              -----------
                                                                  942,500
                                                              -----------
              CHEMICALS, PHARAMACEUTICALS AND
                 ALLIED PRODUCTS (3.9%)
                 Renaissance Cosmetics, Inc.,
                    13.75% Notes, 2001              500,000       498,750
                                                              -----------
              COMMUNICATION (21.0%)
                 Adelphia Communication,
                    9.50% Notes, 2004 (B)           274,314       229,052
                 Adelphia Communication,
                    9.875% Notes, 2005               75,000        68,250
                 Clearnet Communications,
                    0.00% Notes, 2005               500,000       260,000
                 Commodore Media, Inc.,
                    7.50% Notes, 2003               500,000       475,000
                 Galaxy Telecommunication LP,
                    12.375% Notes, 2005             400,000       398,000
                 Pagemart Nationwide,
                    0.00% Notes, 2005               368,000       245,640
                 Paxson Communications,
                    11.625% Notes, 2002             400,000       404,000
                 Peoples Telecommunication Co.,
                    12.25% Notes, 2002              500,000       412,500
                 Telewest PLC,
                    11.00% Debentures, 2007         250,000       151,563
                                                              -----------
                                                                2,644,005
                                                              -----------
              CONSTRUCTION (1.8%)
                 Greystone Homes, Inc.,
                    10.75% Notes, 2004              250,000       231,250
                                                              -----------
              FINANCE (5.7%)
                 B.F. Saul REIT,
                    11.625% Notes, 2002             400,000       410,000
                 Trizec Financial,
                    10.875% Notes, 2005             300,000       310,875
                                                              -----------
                                                                  720,875
                                                              -----------
              METAL PRODUCTS (7.2%)
                 Gulf States Steel,
                    13.50% Notes, 2003              500,000       443,750
                 Sheffield Steel,
                    12.00% Bonds, 2001              500,000       465,000
                                                              -----------
                                                                  908,750
                                                              -----------


                                                   PRINCIPAL     MARKET
                                                    AMOUNT        VALUE
                                                   ---------  -----------
              PAPER AND ALLIED PRODUCTS (3.1%)

                 Mail-Well, Inc.,
                    10.50% Notes, 2004             $400,000   $   386,000
                                                              -----------
              PRINTING, PUBLISHING AND
                 ALLIED INDUSTRIES (3.9%)
                 Sullivan Graphics,
                    12.75% Notes, 2005              500,000       488,750
                                                              -----------
              RETAIL (13.0%)
                 Family Restaurant, Inc.,
                    0.00% Notes, 2004 (B)           250,000        27,500
                 Flagstar Corp.,
                    10.75% Notes, 2001              250,000       230,625
                 Flagstar Corp.,
                    11.25% Debentures, 2004         250,000       178,750
                 Foodmaker, Inc.,
                    9.75% Notes, 2002               500,000       455,000
                 Phar-Mor, Inc.,
                    11.72% Notes, 2002              400,000       364,000
                 Pueblo Xtra International,
                    9.50% Notes, 2003               400,000       376,000
                                                              -----------
                                                                1,631,875
                                                              -----------
              SERVICES (15.5%)
                 Americold Corp.,
                    11.50% Bonds, 2005              500,000       503,750
                 Florists Transworld Delivery,
                    14.00% Notes, 2001              500,000       493,750
                 Regency Health Services, Inc.,
                    9.875% Notes, 2002              400,000       399,000
                 United International Holdings,
                    0.00% Notes, 1999               500,000       312,500
                 Webcraft Techs., Inc.,
                    9.375% Notes, 2002              250,000       238,750
                                                              -----------
                                                                1,947,750
                                                              -----------
              TRANSPORTATION (3.5%)
                 Terex Corp.,
                    13.75% Notes, 2002 (C)          500,000       440,002
                                                              -----------
                 TOTAL BONDS
                  (COST $10,919,578 )                          10,840,505
                                                              -----------

            SHORT-TERM INVESTMENTS (13.8%)

              COMMERCIAL PAPER (9.5%)
                 Potomac Electric Power Co.,
                    5.63% due January 23, 1996      600,000       596,810
                 Xerox Corp.,
                    5.62% due January 18, 1996      600,000       597,302
                                                              -----------
                                                                1,194,112
                                                              -----------
              REPURCHASE AGREEMENTS (4.3%)
              Merrill Lynch Government Securities, Inc.,
                 5.50% Repurchase Agreement
                 dated December 29, 1995, due
                 January 2, 1996, collateralized
                 by: United States of America
                 Treasury, $550, 000,
                 5.625% due October 31, 1997        546,000      546,000
                                                              -----------

                 TOTAL SHORT-TERM
                 INVESTMENTS (COST $1,740,307)                 1,740,112
                                                              -----------
                 TOTAL INVESTMENTS (100%)
                  (COST $ 12,791,407) (D) (E)                 $12,591,681
                                                              ===========

NOTES

(A)      Non-income Producing Security.

(B)      Paid-in-kind Security.

(C)      Market value of $2 warrant included.

(D) The cost of investments for federal income tax purposes amounted to $12,826,995. Gross unrealized appreciation and depreciation of investments, based on identified tax cost at December 31, 1995 were as follows:

                Gross unrealized appreciation .........    358,053

                Gross unrealized depreciation .........   (593,367)
                                                          ---------
                Net unrealized depreciation ...........   (235,314)
                                                          =========



(E) At December 31, 1995, net unrealized depreciation for all securities was $199,726. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $358,053 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $557,779.



                       See Notes to Financial Statements

                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of High Yield Bond Trust:


We have audited the accompanying statement of assets and liabilities of High Yield Bond Trust including the statement of investments as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                           CAPITAL APPRECIATION FUND

The financial markets achieved excellent gains in 1995. Although the fourth quarter witnessed a moderate deceleration in the market's momentum, results were still substantial. For the year the Standard & Poors 500 Stock Index (S&P
500) gained 37.58% and 5.94% in the fourth quarter, while the Russell 1000 Growth Index was up 37.19% and 4.55% for the same time periods.

The year was notable for several reasons. Growth stocks outperformed value stocks for the first time in three years, which helped portfolio results. This trend is expected to continue into 1996, and the portfolio is positioned in companies that have strong unit growth. The budget debate in Washington, accompanied by the temporary government shutdown, was the most serious in memory and was the cause of both euphoria and fear in the financial markets.
In December, the bond market was confident that a responsible budget resolution could be achieved, and yield on the benchmark 30-year Treasury dropped below the crucial psychological level of 6%. But in early January of 1996, yields on the 30-year T-bond has backed up again and the market is exhibiting increased volatility. The resolution of the budget debate will certainly influence stock valuations going forward, but it is heartening to see both political camps have agreed to frame the debate using the more conservative projections prepared by the Congressional Budget Office.

The year was also notable for the very strong performance of technology, telecommunications, and financial stocks. Even though the broad indexes posted exceptional results, these groups outpaced the indexes for the first three quarters, then declined sharply in the fourth quarter. We had selectively trimmed or sold many technology positions before the quarter began and we continued this process during the period, taking profits in our semiconductor and related companies such as Texas Instruments, LSI Logic, Intel, and Applied Materials. Microsoft was sold and modem manufacturer U.S. Robotics was trimmed. Cellular manufacturers Nokia and Ericsson were also liquidated. We put some funds to work in network system companies like Cisco Systems, which has established a significant industry franchise, and Ascend Communications. These companies gave the portfolio additional exposure to the accelerating growth of the Internet.

Positions in pharmaceutical, chemical, and food sectors were either added or increased. Cytec, which makes specialty chemicals, and Monsanto are new positions. Pharmaceutical manufacturer Bristol Myers was added, and Amgen and Merck were increased. Fast food provider McDonald's is another significant new holding. These companies all have steady earnings growth visibility and should perform well in a moderately expanding economy.

We continue to favor financial stocks. Citicorp, Chemical Bank, and Merrill Lynch each have unique industry characteristics. Citicorp is a dominant franchise in emerging markets and is cutting costs at home. Chemical Bank is integrating Chase Manhattan into its operations and the two banks' complimentary product lines create a very competitive entity. Long-time holding Merrill Lynch continues to benefit from outstanding earnings at its asset management division, from its participation in international markets and underwritings, and from a low share valuation. Another long-term holding, Fannie Mae, enjoys excellent spreads between costs of funds and current lending rates. All these companies are repurchasing significant amounts of their own stock. They also are benefiting from positively sloped yield curve, which we believe will continue into the first half of 1996.

The portfolio continues to emphasize large multinationals such as McDonald's, Coca-Cola, PepsiCo, and Monsanto. Defense contractors McDonnell Douglas and Lockheed are attractive in light of industry consolidation, stable defense programs, and an improving commercial aerospace market. Share repurchase programs are also supporting share price.

The additional volatility we are seeing in the stock market as the year begins may signal a return to more normal levels of fluctuation. On a historical basis, the market indexes have climbed steadily for the past four years, so a return to mean fluctuation levels would not be surprising. Volatility can create additional buying opportunities however, and we expect your portfolio to continue to perform well during the new year.

                           CAPITAL APPRECIATION FUND


                       [CAPITAL APPRECIATION FUND GRAPH]

STANDARDIZED
AVERAGE ANNUAL RETURNS
ENDED DECEMBER 31, 1995:
 1 YEAR  29.31%
 5 YEARS 16.31%
10 YEARS  9.41%

CAPITAL APPRECIATION FUND

                                    INITIAL
                                  INVESTMENT  12/86   12/87   12/88   12/89   12/90   12/91  12/92   12/93   12/94   12/95
                                  ---------- ------  ------  ------  ------  ------  ------  -----   ------  -----   -----
Capital Appreciation Fund           10,000   11,005  10,111  11,129  12,877  12,073  16,318  19,190  22,086  21,035  28,685
S&P 500 Stock Index                 10,000   11,855  12,474  14,572  19,166  18,557  24,230  26,093  28,700  29,070  39,965
Russell 2000 Index                  10,000   10,568   9,640  12,041  13,997  11,265  16,541  19,481  23,163  22,742  29,210
Consumer Price Index                10,000   10,119  10,566  11,032  11,544  12,266  12,631  13,008  13,364  13,370  14,108

This chart assumes an initial investment of $10,000 made on December 31, 1985. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Returns for 1, 5 and 10 years shown above are net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period. Other Travelers Insurance separate accounts that invest in Capital Appreciation Fund have different charges.

The Russell 2000 is a broad-based small stock index.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          CAPITAL APPRECIATION FUND

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $105,543,730)  . . . . . . . .        $   126,763,906
               Receivables:
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 54,032
                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 46,104
                   Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 44,129
                                                                                                             ---------------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            126,908,171
                                                                                                             ---------------

            LIABILITIES:
               Cash overdraft   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,721,430
               Payable for investment management and advisory fees  . . . . . . . . . . . . . . . . .                 12,475
               Accrued expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 18,834
                                                                                                             ---------------
                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,752,739
                                                                                                             ---------------
            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   122,155,432
                                                                                                             ===============

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    92,267,304
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .                811,421
               Accumulated net realized gains (losses) on investment security transactions  . . . . .              7,856,531
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .             21,220,176
                                                                                                             ---------------
                   Total net assets (applicable to 3,681,224 shares outstanding at $33.18 per share)         $   122,155,432
                                                                                                             ===============





                       See Notes to Financial Statements

                           CAPITAL APPRECIATION FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


INVESTMENT INCOME:
    Dividends.....................................................................        $      939,493
    Interest .....................................................................               724,635
                                                                                          --------------
            Total income .........................................................                           $     1,664,128


EXPENSES:
    Investment management and advisory fees.......................................               752,372
    Accounting and audit fees ....................................................                66,339
    Printing and postage .........................................................                23,201
    Trustees' fees ...............................................................                 8,379
    Registration fees ............................................................                   360
    Legal fees ...................................................................                 2,056
                                                                                          --------------
        Total expenses ...........................................................                                   852,707
                                                                                                             ---------------

            Net investment income ................................................                                   811,421
                                                                                                             ---------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENT SECURITIES:

    Realized gain from investment security transactions:
        Proceeds from investment securities sold .................................           152,626,630
        Cost of investment securities sold .......................................           139,773,866
                                                                                          --------------

            Net realized gain ....................................................                                12,852,764

Change in unrealized gain on investment securities:
    Unrealized gain at December 31, 1994 .........................................             4,796,334
    Unrealized gain at December 31, 1995 .........................................            21,220,176
                                                                                          --------------

        Net change in unrealized gain for the year ...............................                                16,423,842
                                                                                                             ---------------

            Net realized gain and change in unrealized gain ......................                                29,276,606
                                                                                                             ---------------


Net increase in net assets resulting from operations .............................                           $    30,088,027
                                                                                                             ===============




                       See Notes to Financial Statements

                           CAPITAL APPRECIATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                                                  1995              1994
                                                                                                  ----              ----
OPERATIONS:
   Net investment income ............................................................      $       811,421   $       559,581
   Net realized gain (loss) from investment security transactions ...................           12,852,764        (4,598,572)
   Net change in unrealized gain on investment securities ...........................           16,423,842           752,650
                                                                                           ---------------   ---------------

      Net increase (decrease) in net assets resulting from operations ...............           30,088,027        (3,286,341)
                                                                                           ---------------   ---------------

DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME .............................             (540,784)         (359,166)
                                                                                           ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ........................................................           26,600,150        29,010,545
   Dividend reinvestment ............................................................              540,784           359,166
   Payments for shares redeemed .....................................................          (13,026,347)       (9,644,753)
                                                                                           ---------------   ---------------

      Net increase in net assets resulting from capital share transactions ,.........           14,114,587        19,724,958
                                                                                           ---------------   ---------------

         Net increase in net assets .................................................           43,661,830        16,079,451

NET ASSETS:
   Beginning of year ................................................................           78,493,602        62,414,151
                                                                                           ---------------   ---------------
   End of year (including undistributed net investment income as follows:

      December, 1995 $811,421 and December, 1994 $559,581)...........................      $   122,155,432   $    78,493,602
                                                                                           ===============   ===============






                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         Capital Appreciation Fund ("Fund CA") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of Fund CA are currently offered, without a sales charge, to separate accounts of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., in connection with the issuance of certain variable annuity and variable life insurance contracts.

         The following is a summary of significant accounting policies consistently followed by Fund CA in the preparation of its financial statements.

         SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last-reported sale price as of the close of business of the New York Stock Exchange on the last business day of the year; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are valued by management at prices which it deems in good faith to be fair.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued by computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.

         OPTIONS. Fund CA may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Fund CA may sell the options before expiration. Options held by Fund CA are listed on either national securities exchanges or on over-the-counter markets, and are short-term contracts with a duration of less than nine months. The market value of the options will be the latest sale price at the close of the New York Stock Exchange, or in the absence of such sale, the latest bid quotation.

         REPURCHASE AGREEMENTS. When Fund CA enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed-upon date and price), the repurchase price of the securities will generally equal the amount paid by Fund CA plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Fund CA securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price.
         Fund CA monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Fund CA's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

         TAXES. Fund CA has qualified, and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, Fund CA is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. Fund CA further intends to avoid excise tax liability by distributing substantially all of its investment income. Therefore, no federal income tax provision has been made by Fund CA in its financial statements.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded at the close of business on the record date.

2.       INVESTMENTS

         Purchases and sales of securities other than short-term investments aggregated $128,860,523 and $109,731,302, respectively, for the year ended December 31, 1995. Realized gains and losses from security transactions are reported on an identified-cost basis.

3.       FUND CHARGES

         Investment management and advisory fees are calculated daily at an annual rate of 0.75% of Fund CA's average net assets. These fees are paid to The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Travelers Group Inc.

         Pursuant to a sub-advisory agreement between TIMCO and Janus Capital Corporation ("Janus Capital"), TIMCO pays Janus Capital an amount equivalent on an annual basis to 0.55% of Fund CA's average net assets for investment management and advisory services as sub-adviser.

         The Travelers has agreed to reimburse Fund CA for the amount by which Fund CA's aggregate annualized operating expenses, excluding brokerage commissions and any interest charges and taxes, exceed 1.25% of Fund CA's average net assets. Trustees and officers of Fund CA who are also officers or employees of Travelers Group Inc. or its subsidiaries receive no compensation directly from Fund CA.

4.       SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of Fund CA were as follows:

                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                             --------------------------------
                                                                                1995                  1994
                                                                             -----------          -----------
Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        900,317             1,167,145
Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (445,510)             (388,338)
Shares issued in reinvestment of distributions from net investment . . .         22,109                13,442
                                                                             ----------           -----------

Net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        476,916               792,249
                                                                             ==========           ===========

         As of December 31, 1995, all outstanding shares of beneficial interest were owned by The Travelers Fund U for Variable Annuities and The Travelers Fund UL for Variable Life Insurance, both of which are separate accounts of The Travelers.

5.       SUBSEQUENT EVENT

         On January 23, 1996, in accordance with the Board of Trustees, a dividend was declared with a distribution of net investment income and net short-term realized gains of $1.33 per share and a distribution from net long-term realized gains of $0.99 per share, payable on January 23, 1996, to shareholders of record as of January 22, 1996. These distributions are not reflected in the accompanying financial statements.

6.       FINANCIAL HIGHLIGHTS*
         (Selected data for a share outstanding throughout each year.)

                                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                      ---------------------------------------------------------
                                                                        1995         1994        1993#        1992         1991
                                                                        ----         ----        ----         ----         ----
PER SHARE DATA:

Net asset value, beginning of year  . . . . . . . . . . . . . . . .  $  24.50      $ 25.87     $ 22.72      $ 19.63      $ 14.62

    Income from operations

    Net investment income . . . . . . . . . . . . . . . . . . . . .      0.24         0.19        0.19         0.28         0.36

    Net gains or losses on securities (realized and unrealized) . .      8.61        (1.41)       3.21         3.13         4.75
                                                                     --------      -------     -------      -------      -------
       Total from investment operations . . . . . . . . . . . . . .      8.85        (1.22)       3.40         3.41         5.11

    Less distributions

    Distributions from net investment income  . . . . . . . . . . .     (0.17)       (0.15)      (0.25)       (0.32)       (0.10)
                                                                     --------      -------     -------      -------      -------


Net asset value, end of year  . . . . . . . . . . . . . . . . . . .  $  33.18      $ 24.50     $ 25.87      $ 22.72      $ 19.63
                                                                     ========      =======     =======      =======      =======

TOTAL RETURN**                                                          36.37 %      (4.76) %    15.09 %      17.60 %      35.16 %


RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of year (thousands) . . . . . . . . . . . . . .  $122,155      $78,494     $62,414      $29,506      $20,497

    Ratio of expenses to average net assets *** . . . . . . . . . .      0.85 %       0.89 %      0.87 %       0.56 %       0.56 %

    Ratio of net investment income to average net assets  . . . . .      0.84 %       0.79 %      0.81 %       1.39 %       2.05 %

    Portfolio turnover rate . . . . . . . . . . . . . . . . . . . .       124 %        106 %       155 %        126 %        205 %


* The information set forth in Note 6 replaces the data presented in prior years as supplementary information.

** Total return is determined by dividing the increase (decrease) in value of a share during the year, after reflecting the reinvestment of the dividends declared during the year, by the beginning of year share price. As described in Note 1, shares in Fund CA are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts.

*** The ratio of expenses to average net assets for 1991-1993 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratios of expenses to average net assets would have been 0.96%, 0.91%, and 1.28% for the years ended December 31, 1993, 1992, and 1991, respectively. For the years ended December 31, 1995 and 1994, there were no expense reimbursements by The Travelers in connection with the voluntary expense limitations described in Note 3.

#    Effective May 1, 1993, Janus Capital Corporation became sub-adviser for
     Fund CA.

                           CAPITAL APPRECIATION FUND

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                    NO. OF      MARKET
                                                    SHARES       VALUE
                                                    ------    -----------
         COMMON STOCKS (85.2%)

           AGRICULTURE (0.3%)
            Pioneer Hi-Bred International, Inc.       6,575   $    365,734
                                                              ------------
           AMUSEMENTS (2.5%)
            Walt Disney Co.                          52,750      3,112,250
                                                              ------------
           BANKING (10.2%)
            Chemical Banking Corp.                   81,475      4,786,656
            Citicorp                                 67,390      4,531,977
            First Bank Systems, Inc.                 26,050      1,292,731
            First Chicago NBD                        13,325        526,338
            First Interstate Bancorp                 13,150      1,794,975
                                                              ------------
                                                                12,932,677
                                                              ------------
           CHEMICALS, PHARMACEUTICALS AND
            ALLIED PRODUCTS (14.9%)
            Amgen (A)                                64,300      3,813,794
            Bristol-Myers Squibb Co.                 13,950      1,197,956
            Cytec Industries, Inc. (A)               25,525      1,592,122
            Hercules, Inc.                           21,350      1,203,606
            Lynx Therapeutics (A)(C)                  2,592            518
            Merck & Co., Inc.                        48,975      3,220,106
            Monsanto Co.                             19,700      2,413,250
            Pfizer, Inc.                             65,050      4,098,150
            Warner-Lambert Co.                       13,425      1,303,903
                                                              ------------
                                                                18,843,405
                                                              ------------
           COMMUNICATION (1.6%)
            Infinity Broadcasting (A)                 5,362        199,735
            Sprint Corp.                             30,800      1,228,150
            Telecommunications
              International, Inc. (A)                24,350        552,441
                                                              ------------
                                                                 1,980,326
                                                              ------------
           CONSTRUCTION (0.1%)
            D.R. Horton (A)                          10,920        128,310
                                                              ------------
           ELECTRICAL AND
            ELECTRONIC MACHINERY (5.5%)
            Altera Corp. (A)                         46,675      2,319,164
            Duracell International, Inc.             21,700      1,122,975
            General Electric Co.                      8,050        579,600
            National Semiconductor (A)               34,025        757,056
            U.S. Robotics, Inc.                      25,050      2,201,269
                                                              ------------
                                                                 6,980,064
                                                              ------------
           FINANCE (10.6%)
            American Express Co.                      1,000         55,500
            Federal Home Loan Mortgage Corp.          4,375        365,313
            Federal National Mortgage Assoc.         29,070      3,608,314
            HFS Inc. (A)                             19,075      1,559,381
            Merrill Lynch & Co., Inc.                88,915      4,534,665
            Morgan Stanley Group, Inc.               16,975      1,368,609
            Reuters Holding PLC                       7,425        410,695
            Schwab Charles Corp.                     39,150        787,894
            Smithkline Beecham PLC                   14,100        782,550
                                                              ------------
                                                                13,472,921
                                                              ------------
           FOOD (6.5%)
            Coca-Cola Co.                            46,625      3,461,906
            Coca-Cola Enterprises, Inc.              43,600      1,166,300
            PepsiCo, Inc.                            65,275      3,647,241
                                                              ------------
                                                                 8,275,447
                                                              ------------
                                                    NO. OF       MARKET
                                                    SHARES        VALUE
                                                   ---------  ------------
           INSURANCE (0.6%)
            Oxford Health Plans, Inc. (A)            11,125   $    820,469
                                                              ------------
           LUMBER AND WOOD PRODUCTS (0.2%)
            Georgia-Pacific Corp.                     3,575        245,334
                                                              ------------
           MACHINERY (9.8%)
            Ascend Communications, Inc. (A)          28,150      2,285,428
            Caterpillar, Inc.                        13,050        766,687
            Cisco Systems, Inc. (A)                  47,850      3,573,797
            Diebold, Inc.                            15,450        855,544
            Sun Microsystems (A)                    108,350      4,950,241
                                                              ------------
                                                                12,431,697
                                                              ------------
           METAL PRODUCTS (1.7%)
            Phelps Dodge Corp.                       33,925      2,111,831
                                                              ------------
           MISCELLANEOUS MANUFACTURING (1.6%)
            Fila Holdings SpA                        32,950      1,499,225
            Medtronic, Inc.                          10,450        583,894
                                                              ------------
                                                                 2,083,119
                                                              ------------
           PAPER AND ALLIED PRODUCTS (0.6%)
            Willamette Industries                    13,575        763,594
                                                              ------------
           RETAIL (4.7%)
            Boston Chicken, Inc. (A)                 22,125        709,383
            Lowe's Co.'s, Inc.                       51,925      1,739,487
            McDonalds Corp.                          76,925      3,471,241
                                                              ------------
                                                                 5,920,111
                                                              ------------
           RUBBER AND PLASTIC PRODUCTS (0.7%)
            Nike, Inc.                               12,800        891,200
                                                              ------------
           SERVICES (7.2%)
            CUC International, Inc. (A)              38,000      1,296,750
            First Data Corp.                         62,625      4,188,047
            Gartner Group, Inc. (A)                  75,000      3,590,625
                                                              ------------
                                                                 9,075,422
                                                              ------------
           TRANSPORTATION (3.6%)
            AMR, Inc. (A)                            38,450      2,854,912
            Delta Airlines, Inc.                     14,075      1,039,791
            UAL Corp. (A)                             3,900        696,150
                                                              ------------
                                                                 4,590,853
                                                              ------------
           TRANSPORTATION MANUFACTURING (2.3%)
            Lockheed Martin Corp.                    32,050      2,531,950
            McDonnell Douglas Corp.                   4,650        427,800
                                                              ------------
                                                                 2,959,750
                                                              ------------
             TOTAL COMMON STOCKS
              (COST $86,763,576)                               107,984,514
                                                              ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                 -----------
         SHORT-TERM INVESTMENTS (14.8%)

           COMMERCIAL PAPER (2.3%)
            Ford Motor Credit Co.,
            5.75% due January 2, 1996           $ 2,900,000      2,898,167
                                                              ------------


                                                PRINCIPAL     MARKET
                                                 AMOUNT        VALUE
                                               ----------   ------------
            U.S. GOVERNMENT
             AGENCY SECURITIES (12.5%)
              Federal Home Loan Banks,
                 5.45% due February 27, 1996   $2,000,000   $  1,981,083
              Federal Home Loan Banks,
                 5.50% due January 16, 1996     2,000,000      1,993,382
              Federal Home Loan Banks,
                 5.66% due January 12, 1996     2,000,000      1,982,614
              Federal Mortgage Corp.,
                 5.56% due March 7, 1996        2,000,000      1,971,991
              Federal Mortgage Corp.,
                 5.69% due January 16, 1996     2,000,000      1,988,680
              FNMA,
                 5.48% due February 13, 1996    2,000,000      1,985,652
              FNMA,
                 5.68% due January 16, 1996     2,000,000      1,989,558
              FNMA,
                 5.70% due January 19, 1996     2,000,000      1,988,265
                                                            ------------
                                                              15,881,225
                                                            ------------
              TOTAL SHORT-TERM
              INVESTMENTS
                 (COST $18,780,154)                           18,779,392
                                                            ------------

              TOTAL INVESTMENTS (100%)
                 (COST $105,543,730)(B)(D)                  $126,763,906
                                                            ============


NOTES

(A)      Non-income Producing Security.

(B) At December 31, 1995, net unrealized appreciation for all securities was $21,220,176. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $21,885,319 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $665,143.

(C)      Management Priced Security.

(D) The cost of investments for federal income tax purposes amounted to $105,548,172. Gross unrealized appreciation and depreciation of investments, based on identified tax cost at December 31, 1995, were as follows:

                  Gross unrealized appreciation       $ 21,885,319
                  Gross unrealized depreciation           (669,585)
                                                      ------------
                  Net unrealized appreciation         $ 21,215,734
                                                      ============





                       See Notes to Financial Statements

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Capital Appreciation Fund:


We have audited the accompanying statement of assets and liabilities of Capital Appreciation Fund including the statement of investments as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                               CASH INCOME TRUST

The Fund's investment objective is to provide shareholders with high current income from short-term money market investments while emphasizing preservation of capital and maintaining a high degree of liquidity. The fund pursues this objective by investing in securities maturing in one year or less.

The assets in Cash Income Trust continue to be invested in U.S. Treasuries and its asset size has remained constant throughout the year. This has provided the portfolio with safety, liquidity and stability.

                               CASH INCOME TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $1,392,214)  . . . . . . . . .        $     1,393,052
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 28,805
               Receivables:
                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  6,736
                   Receivable from The Travelers  . . . . . . . . . . . . . . . . . . . . . . . . . .                 75,914
                                                                                                             ---------------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,504,507
                                                                                                             ---------------

            LIABILITIES:
               Payables:
                   Investment management and advisory fees  . . . . . . . . . . . . . . . . . . . . .                     64
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,501
               Accrued expenses:
                   Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 75,914
                   Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  6,344
                                                                                                             ---------------

                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 87,823
                                                                                                             ---------------
            NET ASSETS
                   (Applicable to 1,416,684 shares outstanding at $1.00 per share)  . . . . . . . . .        $     1,416,684
                                                                                                             ===============




                       See Notes to Financial Statements

                               CASH INCOME TRUST

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


            INVESTMENT INCOME:
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             $      66,799

            EXPENSES:
               Investment management and advisory fees  . . . . . . . . . . . . . .       $       4,034
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .              53,554
               Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . .               1,512
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .              21,413
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .               8,380
               Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . .                 351
               Legal fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,055
                                                                                          --------------
                   Total expenses before reimbursement from The Travelers . . . . .              91,299


               Less: Reimbursement from The Travelers   . . . . . . . . . . . . . .             (75,914)
                                                                                          --------------

                   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                                    15,385
                                                                                                                -------------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                                    51,414
                                                                                                                -------------

               Net increase in net assets resulting from operations   . . . . . . .                             $      51,414
                                                                                                                =============





                       See Notes to Financial Statements

                               CASH INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                                                                   1995                  1994
                                                                                                   ----                  ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . .    $       51,414         $       29,710
                                                                                             ---------------        ---------------
                   Net increase in net assets resulting from operations . . . . . . . . .            51,414                 29,710
                                                                                             ---------------        ---------------

            DISTRIBUTIONS TO SHAREHOLDER FROM NET INVESTMENT INCOME . . . . . . . . . . .           (51,414)               (29,710)
                                                                                             ---------------        ---------------
            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .         3,284,741              3,009,583
               Dividends reinvested   . . . . . . . . . . . . . . . . . . . . . . . . . .            52,033                 24,539
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . . . .        (3,122,783)            (2,478,281)
                                                                                             ---------------        ---------------
                   Net increase in net assets resulting from capital share transactions .           213,991                555,841
                                                                                             ---------------        ---------------
                      Net increase in net assets  . . . . . . . . . . . . . . . . . . . .           213,991                555,841

            NET ASSETS:
               Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,202,693                646,852
                                                                                             ---------------        ---------------
               End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,416,684         $    1,202,693
                                                                                             ===============        ===============




                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         Cash Income Trust ("Fund CI") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of Fund CI are currently offered, without a sales charge, to separate accounts of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., in connection with the issuance of certain variable life insurance contracts.

         The following is a summary of significant accounting policies consistently followed by Fund CI in the preparation of its financial statements.

         SECURITY VALUATION. Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued by computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.

         REPURCHASE AGREEMENTS. When Fund CI enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed-upon date and price), the repurchase price of the securities will generally equal the amount paid by Fund CI plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Fund CI securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price.
         Fund CI monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Fund CI's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

         TAXES. Fund CI has qualified, and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, Fund CI is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholder. Fund CI further intends to avoid excise tax liability by distributing substantially all of its investment income. Therefore, no federal income tax provision has been made by Fund CI in its financial statements. As of December 31, 1995, Fund CI had capital loss carryovers totaling $1,785, which may be available to offset any future realized taxable gains, to the extent provided by regulations. These amounts expire during the period 1996-2002.

         DIVIDENDS. Fund CI declares dividends daily, pays dividends monthly, and automatically reinvests such dividends in additional shares at net asset value. Dividends are declared from the total of net investment income.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis.

2.       INVESTMENTS

         Realized gains and losses from security transactions are reported on an identified-cost basis.

3.       FUND CHARGES

         Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Fund CI's average net assets. These fees are paid to Travelers Asset Management International Corporation, an indirect wholly owned subsidiary of Travelers Group Inc.

         The Travelers has agreed to reimburse Fund CI for the amount by which Fund CI's aggregate annualized operating expenses, excluding brokerage commissions and any interest charges and taxes, exceed 1.25% of Fund CI's average net assets. Trustees and officers of Fund CI who are also officers or employees of Travelers Group Inc., or its subsidiaries, receive no compensation directly from Fund CI.

4.       SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $0.10 per share. Transactions in shares of Fund CI were as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                --------------------------------
                                                                                    1995                1994
                                                                                  ----------          ----------
            Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .        3,284,741           3,009,583
            Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .       (3,122,783)         (2,478,281)
            Shares issued in reinvestment of distributions  . . . . . . . .           52,033              24,539
                                                                                  ----------          ----------
            Net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          213,991             555,841
                                                                                  ==========          ==========

         As of December 31, 1995 all outstanding shares of beneficial interest were owned by The Travelers Fund UL for Variable Life Insurance, a separate account of The Travelers.

5.       FINANCIAL HIGHLIGHTS*
         (Selected data for a share outstanding throughout each year.)

                                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                     ------------------------------------------------------------
                                                                         1995         1994         1993        1992         1991
                                                                         ----         ----         ----        ----         ----
            PER SHARE DATA:
            ---------------

            Net asset value, beginning of year  . . . . . . . . .    $ 1.00       $ 1.00       $1.00        $1.00       $ 1.00

               Income from operations   . . . . . . . . . . . . .      0.0417       0.0278      0.0214       0.0322       0.0650
               Less distributions from net investment income  . .     (0.0417)     (0.0278)    (0.0214)     (0.0322)     (0.0650)
                                                                     --------     --------     -------      -------     --------
            Net asset value, end of year (unchanged during the year) $ 1.00       $ 1.00       $1.00        $1.00       $ 1.00
                                                                     ========     ========     =======      =======     ========

            TOTAL RETURN**                                              4.17%        2.78%       2.14%        3.22%        6.50%
            ------------

            RATIOS/SUPPLEMENTAL DATA:
            -------------------------
               Net assets, end of year (thousands)  . . . . . . .    $ 1,417       $1,203      $  647       $  697      $   690
               Ratio of expenses to average net assets ***  . . .       1.25%        1.25%       0.94%        0.38%        0.38%



* The information set forth in Note 5 replaces the data presented in prior years as supplementary information.

** Total return is determined after reflecting the reinvestment of dividends declared during the year, by dividing net investment income by average net assets. As described in Note 1, shares in Fund CI are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. Prior year amounts have been reclassified to conform to the current year's presentation.

*** The ratio of expenses to average net assets reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations, including those described in Note 3. Without the expense reimbursement, the ratios of expenses to average net assets would have been 7.37%, 6.40%, 8.47%, 7.70%, and 11.61% for the years ended
         December 31, 1995, 1994, 1993, 1992, and 1991, respectively.

                               CASH INCOME TRUST

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995


                                                      PRINCIPAL     MARKET
                                                       AMOUNT       VALUE
                                                      ---------     ------
            SHORT-TERM INVESTMENTS (100%)

              U.S. GOVERNMENT SECURITIES (100%)
                 United States of America Treasury,
                    4.91% due March 21, 1996        $  250,000   $   247,159
                 United States of America Treasury,
                    5.29% due April 4, 1996            200,000       196,895
                 United States of America Treasury,
                    5.28% due January 18, 1996         360,000       355,673
                 United States of America Treasury,
                    5.30% due February 29, 1996        200,000       198,083
                 United States of America Treasury,
                    5.32% due March 7, 1996            300,000       296,600
                 United States of America Treasury,
                    5.36% due January 11, 1996         100,000        98,642
                                                                 -----------
                                                                   1,393,052
                                                                 -----------
                 TOTAL INVESTMENTS (100%)
                 (COST $1,392,214) (A)                           $ 1,393,052
                                                                 ===========


NOTE

(A) The cost of investments for federal income tax purposes is identical.





                       See Notes to Financial Statements

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholder of Cash Income Trust:


We have audited the accompanying statement of assets and liabilities of Cash Income Trust including the statement of investments as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Income Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO


For the full year of 1995, U.S. Government Securities Portfolio outperformed its benchmark. The Treasury component of the index turned in the best performance benefitting from call protection in the sharp rallies of the second and fourth quarters. Mortgage-backed securities had a tough time in the second and fourth quarters as the sharp declines in yields raised fears of prepayments. The relatively flat yield curve that persisted throughout 1995 also reduced the opportunities to profitably create collateralized mortgage obligations, a historically large source of demand for mortgage-backed pass-throughs.

Prepayment protection and high option adjusted spreads are found in some of the seasoned premium collateral that is owned. Seasoned pass-throughs (1991 and earlier originations) offer protection from lower rates because they have already had a chance to prepay in at least one period that was more attractive to refinance than the current one, yet did not. Newer production securities have prepaid much quicker, particularly those originated in 1994 and 1995, and we are avoiding them in higher coupon securities.

Agency debentures and collateralized mortgage obligations are the other two asset classes being used to outperform the index. Callable agency debentures trading at implied volatilities in excess of at-the-money options on Treasuries provide some additional income and a better way to sell volatility than the mortgage market. The collateralized mortgage obligations offer better protection in a rally and a back-up from shortening and extending than discount mortgages, and are used to beat that part of the mortgage index.



                  [U.S. GOVERNMENT SECURITIES PORTFOLIO GRAPH]



STANDARD
AVERAGE ANNUAL RETURN
ENDED DECEMBER 31, 1995:
 1 YEAR 17.60%



U.S. GOVERNMENT SECURITIES PORTFOLIO


                                    INITIAL
                                  INVESTMENT
                                   1/24/92    3/92    6/92    9/92    12/92   3/93    6/93    9/93    12/93
                                 ----------  ------  ------  ------  ------  ------  ------  ------  ------
U.S. Government Securities
  Portfolio                         10,000   10,070  10,340  10,740  10,791  11,306  11,581  11,937  11,815
Lehman Government Bond Index        10,000    9,941  10,332  10,842  10,847  11,337  11,665  12,043  12,003
Consumer Price Index                10,000   10,060  10,141  10,205  10,291  10,370  10,436  10,487  10,573

                                     3/94    6/94    9/94    12/94   3/95    6/95   9/95     12/95
                                    ------  ------  ------  ------  ------  ------  -----   ------
U.S. Government Securities
  Portfolio                         11,264  11,107  10,991  11,149  11,774  12,845  13,012  13,871
Lehman Government Bond Index        11,641  11,508  11,566  11,598  12,144  12,897  13,124  13,724
Consumer Price Index                10,638  10,703  10,797  10,866  10,954  11,040  11,091  11,161


This chart assumes an initial investment of $10,000 made on December 31, 1985. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Returns for 1, 5 and 10 years shown above are net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period. Other Travelers Insurance separate accounts that invest in Managed Assets Trust have different charges.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This chart assumes an initial investment of $10,000 made on January 24, 1992. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Return for the 1 year shown above is net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period. Other Travelers Insurance separate accounts that invest in U.S. Government Securities Portfolio have different charges.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $29,445,550)   . . . . . . . .        $    30,242,611
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 82,159
               Receivables:

                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                360,433
                   Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,657,031
                                                                                                             ---------------

                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             34,342,234
                                                                                                             ---------------

            LIABILITIES:
               Payables:

                   Investment securities purchased  . . . . . . . . . . . . . . . . . . . . . . . . .              6,147,812
                   Investment management and advisory fees  . . . . . . . . . . . . . . . . . . . . .                  1,242
               Accrued expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    892
                                                                                                             ---------------

                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,149,946
                                                                                                             ---------------

            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    28,192,288
                                                                                                             ===============


            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    24,976,806
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .              1,520,848
               Accumulated net realized gains (losses) on investment security transactions  . . . . .                897,573
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .                797,061
                                                                                                             ---------------

                   Total net assets (applicable to 2,267,056 shares outstanding at $12.43 per share)         $    28,192,288
                                                                                                             ===============





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


            INVESTMENT INCOME:
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $     1,667,448

            EXPENSES:

               Investment management and advisory fees  . . . . . . . . . . . . . .       $       85,175
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .               45,266
               Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                  469
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .               12,124
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                1,388
               Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . .                  123
               Legal fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,055
                                                                                          --------------
                   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .                                  146,600
                                                                                                             ---------------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                                1,520,848
                                                                                                             ===============


            REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
                INVESTMENT SECURITIES:
               Realized gain from investment security transactions:
                   Proceeds from investment securities sold . . . . . . . . . . . .           56,107,352

                   Cost of investment securities sold . . . . . . . . . . . . . . .           54,996,560
                                                                                          --------------
                      Net realized gain   . . . . . . . . . . . . . . . . . . . . .                                1,110,792
               Change in unrealized gain (loss) on investment securities:


                   Unrealized loss at December 31, 1994 . . . . . . . . . . . . . .           (2,374,647)
                   Unrealized gain at December 31, 1995 . . . . . . . . . . . . . .              797,061
                                                                                          --------------
                      Net change in unrealized gain (loss) for the year   . . . . .                                3,171,708
                                                                                                             ---------------
                         Net realized gain and change in unrealized gain (loss)   .                                4,282,500
                                                                                                             ---------------
               Net increase in net assets resulting from operations   . . . . . . .                          $     5,803,348
                                                                                                             ===============





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                                                  1995               1994
                                                                                                  ----               ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .      $     1,520,848    $     1,418,225
               Net realized gain (loss) from investment security transactions   . . .            1,110,792           (211,271)
               Net change in unrealized gain (loss) on investment securities  . . . .            3,171,708         (2,752,337)
                                                                                           ---------------    ---------------
                   Net increase (decrease) in net assets resulting from operations  .            5,803,348         (1,545,383)
                                                                                           ---------------    ---------------


            DISTRIBUTIONS TO SHAREHOLDERS FROM:
               Net investment income and net short-term realized gains from
                  investment security transactions  . . . . . . . . . . . . . . . . .           (1,404,917)          (883,624)
               Net long-term realized gains from investment security transactions                        -            (63,504)
                                                                                           ---------------    ---------------
                   Total distributions to shareholders  . . . . . . . . . . . . . . .           (1,404,917)          (947,128)
                                                                                           ---------------    ---------------


            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . .            5,439,282          7,137,525
               Dividend reinvestment  . . . . . . . . . . . . . . . . . . . . . . . .            1,404,917            947,128
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . .           (7,572,507)        (6,590,182)
                                                                                           ---------------    ---------------
                   Net increase (decrease) in net assets resulting from
                      capital share transactions  . . . . . . . . . . . . . . . . . .            (728,308)          1,494,471
                                                                                           --------------     ---------------
                         Net increase (decrease) in net assets  . . . . . . . . . . .           3,670,123            (998,040)


            NET ASSETS:
               Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . .           24,522,165         25,520,205
                                                                                           ---------------    ---------------
               End of year (including undistributed net investment income as follows:
                  December, 1995 $1,520,848 and December, 1994 $1,418,225)  . . . . .      $    28,192,288    $    24,522,165
                                                                                           ===============    ===============





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                       ------------  ------------
            BONDS (14.0%)

              COLLATERALIZED MORTGAGE
                 OBLIGATIONS (14.0%)
                 Federal Farm Credit Banks,
                    5.93% Notes, 2003                  $  1,000,000  $  1,009,065
                 FNMA Remic Trust 1993-05,
                    7.50% Pass Through, 2008              1,000,000     1,050,009
                 FNMA Remic Trust 1993-13,
                    6.50% Pass Through, 2000              1,201,619     1,195,645
                 Guaranteed Export Certificate 1994-A,
                    7.12% Sinking Fund, 2006                916,189       969,144
                                                                     ------------
                 TOTAL BONDS (COST $ 3,971,385)                         4,223,863
                                                                     ------------
            U.S. GOVERNMENT AGENCY
               SECURITIES (31.1%)

                 Federal Home Loan Mortgage Corp,
                    7.00% Pass Through, 2010              4,000,000     4,076,252
                 FNMA,
                    7.55% Notes, 2004                     1,000,000     1,044,571
                 GNMA 30-Year Single Family,
                    9.00% Pass Through, 2016                 32,417        34,372
                 GNMA 30-Year Single Family,
                    9.00% Pass Through, 2019                 71,940        76,279
                 GNMA 30-Year Single Family,
                    8.50% Pass Through, 2018                371,732       390,551
                 GNMA 30-Year Single Family,
                    8.50% Pass Through, 2018                437,973       460,146
                 GNMA 30-Year Single Family,
                    8.50% Pass Through, 2018                434,297       456,283
                 GNMA 30-Year Single Family,
                    8.50% Pass Through, 2018                394,478       414,449
                 GNMA 30-Year Single Family,
                    8.50% Pass Through, 2018                330,407       347,134
                 GNMA 30-Year Notification,
                    8.50% Pass Through, 2025              2,000,000     2,100,000
                                                                     ------------

               TOTAL U.S. GOVERNMENT
                 AGENCY SECURITIES
                   (COST $9,345,280)                                    9,400,037
                                                                     ------------
            U.S. GOVERNMENT
               SECURITIES (42.1%)

                 United States of America Treasury,
                    0.00% Notes, 2015                     4,000,000     1,242,396
                 United States of America Treasury,
                    7.875% Bonds, 2021                    5,000,000     6,156,250
                 United States of America Treasury,
                    8.75% Bonds, 2017                     1,000,000     1,323,125
                 United States of America Treasury,
                    11.25% Bonds, 2015                    2,500,000     4,009,375
                                                                     ------------

               TOTAL U.S. GOVERNMENT
                 SECURITIES (COST $12,241,249)                         12,731,146
                                                                     ------------

            SHORT-TERM INVESTMENTS (12.8%)

               U.S. GOVERNMENT AGENCY
                 SECURITIES (12.8%)
                 Federal Farm Credit Banks,
                    5.45% due January 11, 1996         $  2,000,000  $  1,993,626
                 Federal Home Loan Banks,
                    5.46% due January 11, 1996            1,900,000     1,893,939
                                                                     ------------

                 TOTAL SHORT-TERM
                    INVESTMENTS (COST $3,887,636)                       3,887,565
                                                                     ------------
                 TOTAL INVESTMENTS (100%)
                    (COST $ 29,445,550) (A) (B)                      $ 30,242,611
                                                                     ============


NOTES

(A) At December 31, 1995, net unrealized appreciation for all securities was $797,061. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $803,354 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $6,293.

(B) The cost of investments for federal income tax purposes amounted to $29,475,915. Gross unrealized appreciation and depreciation of investments, based on identified tax cost at December 31, 1995, were as follows:

                  Gross unrealized appreciation       $    772,989
                  Gross unrealized depreciation             (6,293)
                                                      -------------
                  Net unrealized appreciation         $    766,696
                                                      =============





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                                SOCIAL AWARENESS
                                STOCK PORTFOLIO

The Social Awareness Stock Portfolio seeks to provide competitive risk-adjusted returns by investing in equities of medium and large size companies which meet the social criteria established for the portfolio. The stock selection has a value bias and the fund seeks to maintain a near to fully invested posture, typically with 95% - 100% invested in equities. During the second half of 1995 the portfolio appreciated 11.4%. For calendar year 1995, the portfolio was up 33.4% vs. the Standard & Poors 500 Stock Index ("S&P 500") at 37.5%. Year end asset allocation stood at approximately 98% in equities and 2% in cash and cash equivalents.

The portfolio avoids investment in equities of weapons producers; manufacturers of tobacco products, alcoholic beverages, and gambling devices; owners or designers of nuclear facilities; and companies whose businesses cause substantial environmental damage. Providing investment criteria are satisfied, the stock selection process seeks to incorporate a supportive element by identifying and investing in companies that actively promote social and environmental well-being through community activities and charitable giving, environmental problem-solving, and innovative employee benefits and programs.

Greenwich Street Advisors assumed management responsibility for the portfolio in May 1995, and since that time has transitioned the fund from one which replicated the sector allocation of the S&P 500, with over 225 individual equities, to a more consolidated portfolio following a value-oriented discipline. Sector weightings are closely monitored and adjusted relative to the S&P 500 -- choosing an under, over or neutral weighting -- in order to
potentially enhance portfolio returns.    At year end, the portfolio held 94
stocks and we anticipate further consolidation in the number of individual holdings.

The modest underperformance for the second half of the year was primarily due to our average cash position of about 5% - 6% through most of the second half. During this period, the portfolio was also negatively impacted by its exposure to the areas of technology, basic industry, and capital goods. Exposure to technology was modestly reduced during the fourth quarter. On the positive side, heavier than market exposure to the interest rate sensitive and health care areas enhanced portfolio returns.

With 1995 being one of the best return years on record, it certainly begs the question of what we should expect for 1996. Let us concede right up front that, at some unknown time and for some unforeseen reason, the stockmarket can experience a temporary setback again. And, given how far and how fast stocks have come, and how one-sided the advance has been, the setback could be quick and sharp. If and when that occurs, the essential thing is that we recognize it for what it will be -- a pause in an otherwise positive long-term trend. Why are we so confident about that? Because, as asset managers, we recognize that there are three basic factors that drive investment price changes: supply and demand, quality, and relative price. And for the past dozen years, all three of these conditions have been positive for financial markets -- and continue to be so.

Until these three essential conditions (supply and demand, quality, relative price) deteriorate, we remain constructive on the stock market. We anticipate that investors will see a return to more historic performance for the equity markets in 1996, with expectations ranging from the high single digit to low double digit returns.

                           THE TRAVELERS SERIES TRUST
                                SOCIAL AWARENESS
                                STOCK PORTFOLIO





                    [SOCIAL AWARENESS STOCK PORTFOLIO GRAPH]


STANDARDIZED
AVERAGE ANNUAL RETURN
ENDED DECEMBER 31, 1995:

 1 YEAR 26.39%

Social Awareness Stock Portfolio


                                    INITIAL
                                  INVESTMENT
                                    5/1/92     6/92    12/92     3/93     6/93     9/93    12/93     3/94     6/94     9/94
                                  ----------  ------   ------   ------   ------   ------   ------   -----    ------   -----
Social Awareness Stock Portfolio    10,000    10,130   10,950   11,452   11,402   11,847   11,776   11,252   11,168   11,688
S&P 500 Stock Index                 10,000    10,215   10,738   11,199   11,256   11,545   11,812   11,362   11,409   11,971
Consumer Price Index                10,000    10,122   10,207   10,288   10,351   10,401   10,467   10,551   10,615   10,708


                                    12/94      3/95     6/95     9/95    12/95
                                   -------    ------   ------   ------   ------
Social Awareness Stock Portfolio    11,640     12,522   13,717   14,527   15,274
S&P 500 Stock Index                 11,968     13,133   14,382   15,527   16,453
Consumer Price Index                10,776     10,862   10,948   10,998   11,067

This chart assumes an initial investment of $10,000 made on May 1, 1992. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Return for the 1 year shown above is net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           THE TRAVELERS SERIES TRUST
                        SOCIAL AWARENESS STOCK PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $5,699,643)  . . . . . . . . .        $     6,989,256
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 66,458
               Receivables:
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  7,928
                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     69
                   Receivable from The Travelers  . . . . . . . . . . . . . . . . . . . . . . . . . .                 29,069
                                                                                                             ---------------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,092,780
                                                                                                             ---------------
            LIABILITIES:
               Payable for investment management and advisory fees  . . . . . . . . . . . . . . . . .                    625
               Accrued expenses:
                   Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 29,069
                   Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  8,275
                                                                                                             ---------------
                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 37,969
                                                                                                             ---------------
            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     7,054,811
                                                                                                             ===============

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     5,463,666
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .                 55,079
               Accumulated net realized gains (losses) on investment security transactions  . . . . .                246,453
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .              1,289,613
                                                                                                             ---------------
                   Total net assets (applicable to 492,622 shares outstanding at $14.32 per share)  .        $     7,054,811
                                                                                                             ===============




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                        SOCIAL AWARENESS STOCK PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


            INVESTMENT INCOME:
               Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       102,832
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               26,038
                                                                                         ----------------
                   Total income . . . . . . . . . . . . . . . . . . . . . . . . . .                           $       128,870


            EXPENSES:
               Investment management and advisory fees  . . . . . . . . . . . . . .               38,490
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .               43,095
               Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                2,157
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .               15,556
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                1,388
               Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . .                  118
               Legal fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,056
                                                                                         ----------------
                   Total expenses before reimbursement from The Travelers . . . . .              102,860

               Less: Reimbursement from The Travelers   . . . . . . . . . . . . . .              (29,069)
                                                                                         ----------------
                   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                                    73,791
                                                                                                              ---------------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                                    55,079
                                                                                                              ---------------
            REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON

               INVESTMENT SECURITIES:
               Realized gain from investment security transactions:
                   Proceeds from investment securities sold . . . . . . . . . . . .            3,980,329
                   Cost of investment securities sold . . . . . . . . . . . . . . .            3,715,090
                                                                                         ----------------
                      Net realized gain   . . . . . . . . . . . . . . . . . . . . .                                   265,239

               Change in unrealized gain (loss) on investment securities:
                   Unrealized loss at December 31, 1994 . . . . . . . . . . . . . .              (26,432)
                   Unrealized gain at December 31, 1995 . . . . . . . . . . . . . .            1,289,613
                                                                                         ----------------
                      Net change in unrealized gain (loss) for the year   . . . . .                                 1,316,045
                                                                                                              ---------------
                         Net realized gain and change in unrealized gain (loss)   .                                 1,581,284
                                                                                                              ---------------
               Net increase in net assets resulting from operations   . . . . . . .                           $     1,636,363
                                                                                                              ===============




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                        SOCIAL AWARENESS STOCK PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                                                  1995               1994
                                                                                                  ----               ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . .  $        55,079    $        51,650
               Net realized gain from investment security transactions  . . . . . . . . .          265,239             50,675
               Net change in unrealized gain (loss) on investment securities  . . . . . .        1,316,045           (195,236)
                                                                                           ----------------   ----------------
                   Net increase (decrease) in net assets resulting from operations  . . .        1,636,363            (92,911)
                                                                                           ----------------   ----------------

            DISTRIBUTIONS TO SHAREHOLDERS FROM:
               Net investment income and net short-term realized gains from
                  investment security transactions  . . . . . . . . . . . . . . . . . . .          (51,494)           (70,411)
               Net long-term realized gains from investment security transactions   . . .          (68,327)           (17,258)
                                                                                           ----------------   ----------------
                   Total distributions to shareholders  . . . . . . . . . . . . . . . . .         (119,821)           (87,669)
                                                                                           ----------------   ----------------

            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .        2,552,645          1,378,970
               Dividend reinvestment  . . . . . . . . . . . . . . . . . . . . . . . . . .          119,821             87,669
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . . . .       (1,013,468)          (768,126)
                                                                                           ----------------   ----------------
                   Net increase in net assets resulting from capital share transactions .        1,658,998            698,513
                                                                                           ----------------   ----------------
                      Net increase in net assets  . . . . . . . . . . . . . . . . . . . .        3,175,540            517,933


            NET ASSETS:
               Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,879,271          3,361,338
                                                                                           ----------------   ----------------
               End of year (including undistributed net investment income as follows:
                  December, 1995 $55,079 and December, 1994 $51,650)  . . . . . . . . . .  $     7,054,811    $     3,879,271
                                                                                           ================   ================




                       See Notes to Financial Statements

                          THE TRAVELERS SERIES TRUST
                       SOCIAL AWARENESS STOCK PORTFOLIO

                           STATEMENT OF INVESTMENTS
                              DECEMBER 31, 1995

                                                          NO. OF     MARKET
                                                          SHARES      VALUE
                                                          ------   -----------
            COMMON STOCKS (97.7%)

               AMUSEMENTS (1.0%)
                 Walt Disney Co.                           1,200   $    70,800
                                                                   -----------

               BANKING (10.6%)
                 Banc One Corp.                            1,200        45,300
                 Bank of Boston Corp.                        500        23,125
                 Barnett Banks, Inc.                       1,000        59,000
                 Chase Manhattan Corp.                       300        18,187
                 Citicorp                                  1,500       100,875
                 First Chicago NBD                           500        19,750
                 First Union Corp.                           600        33,375
                 H.F. Ahmanson & Co.                       1,400        37,100
                 Mellon Bank Corp.                         2,000       107,500
                 MBNA Corp.                                  650        23,969
                 NationsBank Corp.                         1,300        90,513
                 Norwest Corp.                               900        29,700
                 State Street Boston Corp.                 3,400       153,000
                                                                   -----------
                                                                       741,394
                                                                   -----------
               CHEMICALS, PHARMACEUTICALS, AND
                 ALLIED PRODUCTS (13.5%)
                 Air Products & Chemicals, Inc.            1,700        89,675
                 Amgen (A)                                 1,200        71,176
                 Bristol Myers Squibb Co.                  1,100        94,463
                 Johnson & Johnson                         1,500       128,437
                 Merck & Co., Inc.                         2,300       151,225
                 Pfizer, Inc.                              1,200        75,600
                 Praxair, Inc.                             5,000       168,125
                 Procter & Gamble Co.                      1,200        99,600
                 Schering-Plough Corp.                     1,200        65,700
                                                                   -----------
                                                                       944,001
                                                                   -----------
               COMMUNICATION (5.6%)
                 Ameritech Corp.                           1,400        82,600
                 Bell Atlantic Corp.                         800        53,500
                 Bellsouth Corp.                           1,800        78,300
                 Capital Cities ABC, Inc.                    400        49,350
                 MCI Communications Corp.                  1,000        26,188
                 NYNEX Corp.                                 700        37,800
                 Sprint Corp.                                800        31,900
                 Tele-Communications, Inc. (A)             1,700        33,894
                                                                   -----------
                                                                       393,532
                                                                   -----------
               CONSTRUCTION (0.6%)
                 Kaufman & Broad Home CP                   2,800        41,650
                                                                   -----------

               ELECTRICAL AND
                ELECTRONIC MACHINERY (2.4%)
                 AMP, Inc.                                   500        19,187
                 DSC Communications, Inc. (A)                200         7,400
                 Intel Corp.                               2,000       113,625
                 Time Warner, Inc.                           700        26,513
                                                                   -----------
                                                                       166,725
                                                                   -----------

               FINANCE (4.7%)
                 American Express Co.                      2,700       111,712
                 Dean Witter Discover & Co.                  600        28,200
                 Federal Home Loan Corp.                   1,000        83,500
                 Federal National Mortgage Assoc.            500        62,062
                 Green Tree Financial Corp.                  600        15,825
                 Merrill Lynch & Co., Inc.                   500        25,500
                                                                   -----------
                                                                       326,799
                                                                   -----------
               FOOD (3.9%)
                 Coca-Cola Co.                             1,000   $    74,250
                 Kellogg Co.                                 500        38,625
                 PepsiCo, Inc.                             2,400       134,100
                 Unilever NV                                 200        28,150
                                                                   -----------
                                                                       275,125
                                                                   -----------





               INSURANCE (4.5%)
                 Aetna Life & Casualty Co.                   200        13,850
                 American International Group              1,050        97,125
                 Transamerica Corp.                        1,500       109,313
                 United Healthcare Corp.                   1,400        91,700
                                                                   -----------
                                                                       311,988
                                                                   -----------
               MACHINERY (7.8%)
                 Cabletron System, Inc. (A)                  300        24,300
                 Compaq Computer Corp. (A)                 1,200        57,600
                 Deere & Co.                                 600        21,150
                 Digital Equipment Corp. (A)                 700        44,887
                 EMC Corp. (A)                             7,000       107,625
                 International Business Machines Corp.     1,100       100,925

                 Pitney Bowes, Inc.                          700        32,900
                 Sun Microsystems (A)                        600        27,413
                 York International, Inc.                  2,800       131,600
                                                                   -----------
                                                                       548,400
                                                                   -----------
               METAL PRODUCTS (4.1%)
                 Belden, Inc.                              4,500       115,875
                 Gillette Co.                                800        41,700
                 Newell Company                            5,000       129,375
                                                                   -----------
                                                                       286,950
                                                                   -----------
               MISCELLANEOUS MANUFACTURING (9.9%)
                 Beckman Instruments, Inc.                   500        17,687
                 Dentsply International, Inc.              3,300       131,794
                 Emerson Electric Co.                      1,000        81,750
                 Medtronic, Inc.                             600        33,525
                 Perkin-Elmer Corp.                        2,500        94,375
                 Stryker Corp.                             3,100       162,557
                 Xerox Corp.                               1,200       164,400
                                                                   -----------

                                                                       686,088
                                                                   -----------
               OIL & GAS (1.2%)
                 Anadarko Petroleum                        1,500        81,187
                                                                   -----------

               PAPER AND ALLIED PRODUCTS (1.0%)
                 Tambrands, Inc.                           1,500        71,625
                                                                   -----------

               PRINTING, PUBLISHING AND
                ALLIED INDUSTRIES (1.0%)
                 Tribune Co.                               1,200        73,350
                                                                   -----------

               RETAIL (9.5%)
                 Home Depot, Inc.                          2,900       138,837
                 Kroger Co. (A)                            2,700       101,250
                 May Department Stores                     1,500        63,375
                 McDonalds Corp.                           2,000        90,250
                 Pep Boys-Manny, Moe, Jack                 4,000       102,500
                 The GAP, Inc.                               300        12,600
                 Toys R Us (A)                             2,000        43,500
                 Wal-Mart Stores, Inc.                     3,500        78,312
                 Wendy's International, Inc.               1,700        36,125
                                                                   -----------
                                                                       666,749
                                                                   -----------
               RUBBER AND PLASTIC PRODUCTS (0.4%)
                 Nike, Inc.                                  400        27,850
                                                                   -----------

                                                       NO. OF        MARKET
                                                       SHARES         VALUE
                                                       ------        ------
              SERVICES (6.5%)
                 Columbia/HCA Healthcare Corp.           2,500   $     126,875
                 Computer Associates International       1,000          56,875
                 Microsoft (A)                           1,100          96,594
                 Olsten Corp.                            3,600         142,200
                 Oracle Systems Corp. (A)                  700          29,663
                                                                 -------------
                                                                       452,207
                                                                 -------------
              TEXTILE MILL PRODUCTS (1.3%)
                 VF Corp.                                1,700          89,675
                                                                 -------------
              TRANSPORTATION (1.3%)
                 Norfolk Southern Corp.                    900          71,437
                 Southwest Airlines                        800          18,600
                                                                 -------------
                                                                        90,037
                                                                 -------------
              TRANSPORTATION MANUFACTURING (3.6%)
                 Fleetwood Enterprises, Inc.             5,800         149,350
                 Varity Corp. (A)                        2,800         103,950
                                                                 -------------
                                                                       253,300
                                                                 -------------
              WHOLESALE TRADE (3.3%)
                 Enron Corp.                             3,300         125,813
                 Marshall Industries (A)                 3,300         106,011
                                                                 -------------
                                                                       231,824
                                                                 -------------
                    TOTAL COMMON STOCKS
                    (COST $ 5,541,643)                               6,831,256
                                                                 -------------





                                                      PRINCIPAL      MARKET
                                                       AMOUNT         VALUE
                                                      ---------      ------
             SHORT-TERM INVESTMENTS (2.3%)

               REPURCHASE AGREEMENTS (2.3%)
               Barclays Bank PLC,
                 5.25% Repurchase Agreement
                 dated December 29, 1995 due
                 January 2, 1996 collateralized
                 by: United States of America
                 Treasury, $156,000,
                 5.875% due July 31, 1997           $  158,000   $     158,000
                                                                 -------------
                 TOTAL SHORT-TERM
                 INVESTMENTS (COST  $158,000)                          158,000
                                                                 -------------
                 TOTAL INVESTMENTS (100%)
                 (COST  $5,699,643) (B) (C)                      $   6,989,256
                                                                 =============





NOTES

(A) Non-income Producing Security.

(B) At December 31, 1995, net unrealized appreciation for all securities was $1,289,613. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $1,379,690 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $90,077.

(C) The cost of investments for federal income tax purposes amounted to $5,711,602. Gross unrealized appreciation and depreciation of investments, based on identified tax cost at December 31, 1995 were as follows:

                  Gross unrealized appreciation       $  1,360,418
                  Gross unrealized depreciation            (82,763)
                                                      -------------
                  Net unrealized appreciation         $  1,277,655
                                                      =============





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO

This past year was an excellent one for investors in the utility sector (electric utility, telecommunications and natural gas). The shares of these companies rose substantially, reflecting both a decline in long-term (30-year) Treasury Bond yields to 5.95% from 7.88% at the beginning of the year and a more accommodative regulatory environment. The electric utility industry continues to evolve toward a more competitive structure, but many of the state regulatory commissions have taken a "Go Slow" approach to utility deregulation and restructuring. Utility earnings have also benefited from ongoing cost reduction and cost containment programs and favorable summer weather. Electric utilities provided excellent returns in both absolute and relative terms considering they are substantially less volatile than the average common stock and are often viewed as defensive investments.

This past year has witnessed a number of merger proposals in the electric utility sector which helped to generate increased institutional investor interest in the group. The goal of these mergers is to lower cost structures and improve competitiveness. We expect this trend to continue into 1996. Another important trend during 1995 was the aggressive diversification efforts of several electric utility companies, particularly into Australia and England, as a means of improving long-term profitability. Electric utility stock prices, as measured by the Standard & Poor's Utility Index, provided investors with a total return of 30.7%.

Our portfolio strategy focuses on attractive relative valuations as we expect a
wide variance in stock price performance.   The competitive evolution continues
to move forward on a state-by-state basis and our goal is to identify those companies with the ability to grow earnings at levels above the industry average. We have been placing increasing emphasis on total return which has resulted in adding to our holdings of companies with a lower current yield, but the ability to increase dividends at rates substantially above that of its peers. This has led to additional investments in Allegheny Power, CIPSCO, Florida Progress, PacifiCorp, Pacific Enterprises, Unicom and Washington Energy. During this past year we have witnessed a substantial increase in the size of the utilities portfolio as investors recognized the attractive features of this market sector. Thus, our cash holdings are larger than normal as we await attractive long-term investment opportunities. On December 29, 1995 the portfolio mix was 77% stocks, 9% bonds and 14% cash.

Our outlook for 1996 continues to favor utilities as part of a well-balanced, diversified investment portfolio. The domestic economy continues to grow at slow pace which is positive for interest rates and utility stocks. After the dramatic market rally of 1995, it is important to have realistic expectations for the new year. We expect utilities to provide investors with competitive total returns in 8%- 10% range with less volatility than the broad-based equity market. The utilities portfolio is an excellent investment for conservative investors seeking a balanced investment strategy.

                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO


                          [UTILITIES PORTFOLIO GRAPH]

STANDARDIZED
AVERAGE ANNUAL RETURN
ENDED DECEMBER 31, 1995:
 1 YEAR  22.34%


UTILITIES PORTFOLIO

                             INITIAL
                           INVESTMENT  2/24/94   3/94    4/94    5/94    6/94    7/94    8/94     9/94   10/94    11/94   12/94
                           ----------  -------  ------  ------  ------  ------  ------  ------   ------  ------   ------  ------
Utilities Portfolio          10,000    10,010  10,000  10,100  10,070   9,889  10,210   10,300  10,070  10,160   10,090   10,169
S&P 500 Stock Index          10,000     9,770   9,345   9,466   9,621   9,384   9,695   10,089   9,846  10,072    9,702    9,844
Consumer Price Index         10,000    10,023  10,057  10,071  10,091  10,119  10,153   10,187  10,208  10,215   10,243   10,273

                              1/95     2/95    3/95    4/95    5/95    6/95    7/95     8/95    9/95    10/95   11/95   12/95
                             ------   ------  ------  ------  ------  ------  ------  ------   ------  ------   ------  ------
Utilities Portfolio          10,641   10,743  10,682  10,887  11,378  11,358  11,470   11,613  12,135  12,350   12,646  13,147
S&P 500 Stock Index          10,100   10,491  10,802  11,118  11,558  11,829  12,223   12,256  12,771  12,726   13,286  13,532
Consumer Price Index         10,307   10,335  10,356  10,397  10,424  10,438  10,459   10,472  10,486  10,520   10,520  10,552



This chart assumes an initial investment of $10,000 made on February 4, 1994. Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by Travelers Insurance separate accounts.

The Standardized Average Annual Return for the 1 year shown above is net of the 1.25% annual mortality and expense risk charge and the contingent deferred sales charge (5% maximum) assessed by certain Travelers Insurance separate accounts. Although the contingent deferred sales charge is included, it is applied only if a surrender is made while assets are under the penalty period. Other Travelers Insurance separate accounts that invest in Utilities Portfolio have different charges.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (identified cost $11,263,719)   . . . . . . . .        $    13,356,856
               Repurchase agreement, at market value (identified cost $2,144,000)   . . . . . . . . .              2,144,000
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                149,210
               Receivables:
                   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 34,122
                   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,846
                   Receivable from The Travelers  . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,870
                                                                                                             ----------------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,700,904
                                                                                                             ----------------
            LIABILITIES:
               Payables:
                   Investment securities purchased  . . . . . . . . . . . . . . . . . . . . . . . . .                353,662
                   Investment management and advisory fees  . . . . . . . . . . . . . . . . . . . . .                  1,350
               Accrued expenses:
                   Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1,870
                   Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4,347
                                                                                                             ----------------
                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                361,229
                                                                                                             ----------------

            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    15,339,675
                                                                                                             ================

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    12,660,428
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .                441,157
               Accumulated net realized gains (losses) on investment security transactions  . . . . .                144,953
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .              2,093,137
                                                                                                             ----------------
                   Total net assets (applicable to 1,193,707 shares outstanding at $12.85 per share)         $    15,339,675
                                                                                                             ================



                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


            INVESTMENT INCOME:
               Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $      391,560
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              179,952
                   Total income . . . . . . . . . . . . . . . . . . . . . . . . . .                            $      571,512


            EXPENSES:
               Investment management and advisory fees  . . . . . . . . . . . . . .               67,791
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .               48,925
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .               11,947
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                1,391
               Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . .                  115
               Legal fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2,056
                                                                                          ---------------
                   Total expenses before reimbursement from The Travelers . . . . .              132,225

               Less: Reimbursement from The Travelers   . . . . . . . . . . . . . .                1,870
                                                                                          ---------------
                   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                                   130,355
                                                                                                               ---------------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                                   441,157
                                                                                                               ---------------
            REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
                INVESTMENT SECURITIES:
               Realized gain from investment security transactions:
                   Proceeds from investment securities sold . . . . . . . . . . . .            2,272,015
                   Cost of investment securities sold . . . . . . . . . . . . . . .            2,127,062
                                                                                          ---------------
                      Net realized gain   . . . . . . . . . . . . . . . . . . . . .                                   144,953

               Change in unrealized gain (loss) on investment securities:
                   Unrealized loss at December 31, 1994 . . . . . . . . . . . . . .              (77,549)
                   Unrealized gain at December 31, 1995 . . . . . . . . . . . . . .            2,093,137
                                                                                          ---------------
                      Net change in unrealized gain (loss) for the year   . . . . .                                 2,170,686
                                                                                                               ---------------
                         Net realized gain and change in unrealized gain (loss)   .                                 2,315,639
                                                                                                               ---------------
               Net increase in net assets resulting from operations   . . . . . . .                            $    2,756,796
                                                                                                               ===============





                       See Notes to Financial Statements

\                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1995 AND
            THE PERIOD FEBRUARY 4, 1994 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1994


                                                                                              1995               1994
                                                                                              ----               ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .      $   441,157          $  139,138
               Net realized gain from investment security transactions  . . . . . . .          144,953              11,353
               Net change in unrealized gain (loss) on investment securities  . . . .        2,170,686             (77,549)
                                                                                           -----------          ----------
                   Net increase in net assets resulting from operations . . . . . . .        2,756,796              72,942
                                                                                           -----------          ----------

            DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME AND
              NET SHORT-TERM REALIZED GAINS FROM INVESTMENT SECURITY TRANSACTIONS . .         (150,491)                  -
                                                                                           -----------          ----------
            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . .        9,178,587           7,595,972
               Dividend reinvestment  . . . . . . . . . . . . . . . . . . . . . . . .          150,491                   -
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . .       (2,352,367)         (1,912,255)
                                                                                           -----------          ----------
                   Net increase in net assets resulting from capital share transactions      6,976,711           5,683,717
                                                                                           -----------          ----------
                      Net increase in net assets  . . . . . . . . . . . . . . . . . .        9,583,016           5,756,659

            NET ASSETS:
               Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .        5,756,659                   -
                                                                                           -----------          ----------
               End of period (including undistributed net investment income as follows:
                  December, 1995 $441,157 and December, 1994 $139,138)  . . . . . . .      $15,339,675          $5,756,659
                                                                                           ===========          ==========




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                        NO. OF       MARKET
                                                        SHARES        VALUE
                                                        ------       ------
            COMMON STOCKS (76.7%)

               COMMUNICATION (12.0%)
                 Ameritech Corp.                          3,500   $   206,500
                 AT&T Corp.                               5,000       323,750
                 Bellsouth Corp.                         10,000       435,000
                 GTE Corp.                                7,500       330,000
                 NYNEX Corp.                              3,500       189,000
                 Sprint Corp.                             2,500        99,688
                 U.S. West, Inc.                          5,000       178,750
                 US West Media (A)                        5,000        95,000
                                                                  -----------
                                                                    1,857,688
                                                                  -----------
               UTILITIES (64.7%)
                 Allegheny Power System, Inc.            10,000       286,250
                 American Electric Power Co.              7,500       303,750
                 Baltimore Gas & Electric Co.             7,500       213,750
                 Carolina Power & Light Co.               7,500       258,750
                 Cinergy Corp.                           10,000       306,250
                 Coastal Corp.                           10,000       372,500
                 CIPSCO, Inc.                             5,000       195,000
                 Dominion Resources, Inc.                 7,000       288,750
                 Duquesne Light Co.                      12,750       392,063
                 DPL, Inc.                               10,000       247,500
                 El Paso Natural Gas Co.                  5,000       141,875
                 Florida Power & Light Co.               12,500       579,687
                 Florida Progress Corp.                  10,000       353,750
                 General Public Utilities                10,000       340,000
                 Houston Industries                      16,000       388,000
                 Kansas City Power & Light Co.           10,000       261,250
                 New York State Electric & Gas Co.        7,500       194,063
                 NIPSCO Industries, Inc.                 10,000       382,500
                 Ohio Edison Co.                         10,000       235,000
                 Pacific Enterprises                     10,000       282,500
                 Pacificorp                              15,000       318,750
                 Peco Energy Co.                         11,000       331,375
                 Portland General Electric Co.           13,100       381,537
                 Public Service of New Mexico (A)        15,000       264,375
                 Public Service Co. of Colorado           7,500       265,313
                 Public Service Enterprises Group         5,500       168,437
                 Southern Co.                             7,500       184,688
                 SCE Corp.                                6,000       106,500
                 Tenneco, Inc.                            7,000       347,375
                 Texas Utilities Co.                     12,000       493,500
                 Unicom Corporation                      10,500       343,875
                 Wa Energy Co.                           15,000       279,375
                 Westcoast Energy, Inc.                   5,000        73,125
                 Williams Companies                       5,000       219,375
                 Wisconsin Energy                         7,500       229,687
                                                                  -----------
                                                                   10,030,475
                                                                  -----------
                    TOTAL COMMON STOCKS
                    (COST $9,888,785)
                                                                   11,888,163
                                                                  -----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                       ---------

            BONDS (2.7%)

              UTILITIES (2.7%)
                 Arizona Public Service Co.,
                    7.25% Bonds, 2023                $  200,000       198,262
                 PECO Energy Co.,
                    8.75% Bonds, 2022                   200,000       217,307
                                                                  -----------
                    TOTAL BONDS (COST $376,457)                       415,569
                                                                  -----------

                                                       PRINCIPAL     MARKET
                                                        AMOUNT        VALUE
                                                       ---------     ------

            U.S. GOVERNMENT
               SECURITIES (6.8%)

                 United States of America Treasury,
                    7.50% Notes, 1996                $  500,000   $   511,250
                 United States of America Treasury,
                    7.75% Notes, 1999                   500,000       541,874
                                                                  -----------
                    TOTAL U.S. GOVERNMENT
                       SECURITIES (COST $998,477)                   1,053,124
                                                                  -----------

            SHORT-TERM INVESTMENTS (13.8%)

               REPURCHASE AGREEMENTS (13.8%)
                Barclays Bank PLC,
                  5.25% Repurchase Agreement
                  dated December 29, 1995 due
                  January 2, 1996 collateralized
                  by: United States of America
                  Treasury, $2,114,000,
                  5.875% due July 31, 1997             2,144,000    2,144,000
                                                                  -----------


                    TOTAL SHORT-TERM
                     INVESTMENTS (COST $2,144,000)                  2,144,000
                                                                  -----------
                    TOTAL INVESTMENTS (100%)
                       (COST $13,407,719) (B)(C)                  $15,500,856
                                                                  ===========


NOTES

(A)      Non-income Producing Security.


(B) At December 31, 1995, net unrealized appreciation for all securities was $2,093,137. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $2,123,451 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $30,314.

(C)      The cost of investments for federal income tax purposes is identical.




                       See Notes to Financial Statements

                        NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         The Travelers Series Trust (the "Series Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
         The Declaration of Trust authorizes the shares of the Series Trust to be divided into two or more series. As of December 31, 1995, the Series Trust consisted of six series: U.S. Government Securities Portfolio, Social Awareness Stock Portfolio, Utilities Portfolio (the "Portfolios"), Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005. Shares in each Portfolio are currently offered, without a sales charge, to separate accounts of The Travelers Insurance Company ("The Travelers") and The Travelers Life and Annuity Company, indirect wholly owned subsidiaries of Travelers Group Inc., in connection with the issuance of certain variable annuity and variable life insurance contracts. The accompanying notes do not specifically pertain to the Zero Coupon Bond Fund Portfolios, as the financial statements and accompanying notes for these portfolios are published in their own annual report.

         The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

         SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last-reported sale price as of the close of business of the New York Stock Exchange on the last business day of the year; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are valued by management at prices which it deems in good faith to be fair.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued by computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.

         FUTURES CONTRACTS. Each Portfolio may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When a Portfolio enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Each Portfolio is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

         It is each Portfolio's practice to hold cash and cash equivalents (including short-term investments) in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

         Futures contracts purchased by each Portfolio are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statements of Investments. However, when each Portfolio holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of changes in the value of the specified indexes or debt securities associated with the futures contract.

         OPTIONS. Each Portfolio may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Each Portfolio may sell the options before expiration. Options held in each Portfolio are listed on either national securities exchanges or on over-the-counter markets, and are short-term contracts with a duration of less than nine months. The market value of the options will be the latest sale price at the close of the New York Stock Exchange, or in the absence of such sale, the latest bid quotation.

         REPURCHASE AGREEMENTS. When each Portfolio enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed-upon date and price), the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to each Portfolio securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Each Portfolio monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Each Portfolio's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

         TAXES. Each Portfolio has qualified, or intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, each Portfolio is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. Each Portfolio further intends to avoid excise tax liability by distributing substantially all of its investment income. Therefore, no federal income tax provision has been made by each Portfolio in its financial statements.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded at the close of business on the record date.

2.       INVESTMENTS

         Purchases and sales of common stocks and bonds excluding short-term investments aggregated $7,228,738 and $7,019,978, respectively, for U.S. Government Securities Portfolio; $5,748,355 and $3,959,211, respectively, for Social Awareness Stock Portfolio; and $7,493,306 and $2,272,015, respectively, for Utilities Portfolio; for the year ended December 31, 1995. Purchases and sales of direct and indirect U.S. government obligations were $45,759,332 and $44,807,698, respectively, for U.S. Government Securities Portfolio; and $498,789 for purchases of Utilities Portfolio. Realized gains and losses from security transactions are reported on an identified cost-basis.

         Net realized gains (losses) from options transactions in the Social Awareness Stock Portfolio were $21,118 and ($3,020) for the years ended December 31, 1995 and 1994, respectively. These gains (losses) are included in the net realized gain from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets.

3.       PORTFOLIO CHARGES

         Investment management and advisory fees for U.S. Government Securities Portfolio are calculated daily at an annual rate of 0.3233% of the Portfolio's average net assets. These fees are paid to Travelers Asset Management International Corporation, an indirect wholly owned subsidiary of Travelers Group Inc.

         Investment management and advisory fees for Social Awareness Stock Portfolio are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of the Portfolio's average net assets. Prior to May 1, 1995, these fees were paid to The Travelers Investment Management Company, an indirectly wholly owned subsidiary of Travelers Group Inc. Effective May 1, 1995, these fees are paid to Greenwich Street Advisors, a division of Smith Barney Funds Management Inc. ("SBMFM"), an indirect wholly owned subsidiary of Travelers Group Inc.

         Investment management and advisory fees for Utilities Portfolio are calculated daily at an annual rate of 0.65% of the Portfolio's average net assets. These fees are paid to Greenwich Street Advisors, a division of SBMFM, an indirect wholly owned subsidiary of Travelers Group Inc.

         The Travelers has agreed to reimburse U.S. Government Securities Portfolio, Social Awareness Portfolio and Utilities Portfolio for the amount by which each Portfolio's aggregate annualized operating expenses, excluding brokerage commissions and any interest charges and taxes, exceed 1.25% of each Portfolio's average net assets.

         Trustees and officers of the Series Trust, who are also officers and employees of Travelers Group Inc., or its subsidiaries, receive no compensation directly from the Series Trust.

4.       SHARES OF BENEFICIAL INTEREST

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Portfolio were as follows:

                                                                      U.S. GOVERNMENT SECURITIES
                                                                               PORTFOLIO
                                                                   ------------------------------------
                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                      1995                    1994
                                                                   -------------          -------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . .           484,178                655,046
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . .          (672,686)              (616,041)
Shares issued in reinvestment of distributions:
   from net investment income and net short-term realized gains         138,279                 77,901
   from net long-term realized gains  . . . . . . . . . . . .                 -                  5,990
                                                                   -------------          -------------
Net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (50,229)               122,896
                                                                   =============          =============

                                                                        SOCIAL AWARENESS STOCK
                                                                               PORTFOLIO
                                                                   ------------------------------------
                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                      1995                    1994
                                                                   -------------          -------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . .           205,312                122,407
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . .           (74,604)               (67,708)
Shares issued in reinvestment of distributions:
   from net investment income and net short-term realized gains           4,774                  6,067
   from net long-term realized gains  . . . . . . . . . . . .             6,139                  1,517
                                                                   -------------          -------------
Net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           141,621                 62,283
                                                                   =============          =============

                                                                          UTILITIES PORTFOLIO
                                                                   -------------------------------------
                                                                   FOR THE YEAR              FEBRUARY 4,*
                                                                      ENDED                      TO
                                                                   DECEMBER 31,              DECEMBER 31,
                                                                      1995                      1994
                                                                   -------------          --------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . .           822,640                 754,802
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . .          (209,288)               (189,041)
Shares issued in reinvestment of distributions from
   net investment income and net short-term realized gains  .            14,594                       -
                                                                   -------------          --------------
Net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           627,946                 565,761
                                                                   =============          ==============


         *   Date operations commenced.

         As of December 31, 1995, all outstanding shares of beneficial interest of each Portfolio were owned by The Travelers Fund U for Variable Annuities, and/or The Travelers Fund UL for Variable Life Insurance, both of which are separate accounts of The Travelers.

5.       SUBSEQUENT EVENT

         On January 23, 1996, in accordance with the Board of Trustees, a dividend was declared with a distribution of net investment income and net short-term realized gains of $1.06 per share from the U.S.Government Securities Portfolio; a distribution of net investment income of $0.28 and a distribution from net long-term realized gains of $0.34 per share from Social Awareness Stock Portfolio; and a distribution of net investment income and net short-term realized gains of $0.47 per share from the Utilites Portfolio, payable on January 23, 1996, to shareholders of record as of January 22, 1996. These distributions are not reflected in the accompanying financial statements.

6.       FINANCIAL HIGHLIGHTS*
         (Selected data for a share outstanding throughout each period.)

                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                                                                                JANUARY 24,**
                                                                                                                    TO
                                                                        FOR THE YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                                                       ---------------------------------        -------------
                                                                          1995         1994          1993             1992
                                                                          ----         ----          ----             ----
PER SHARE DATA:
---------------
Net asset value, beginning of period  . . . . . . . . . . . . . .       $ 10.58      $ 11.63       $ 10.79          $ 10.00

    Income from operations
    ----------------------
    Net investment income . . . . . . . . . . . . . . . . . . . .          0.65         0.60          0.57             0.53

    Net gains or losses on securities (realized and unrealized)..          1.80        (1.23)         0.44             0.26
                                                                        -------      -------       -------          -------
       Total from investment operations . . . . . . . . . . . . .          2.45        (0.63)         1.01             0.79

    Less distributions
    ------------------
    Distributions from net investment income and
       net short-term realized gains  . . . . . . . . . . . . . .         (0.60)       (0.39)        (0.17)               -

    Distributions from net long-term realized gains . . . . . . .             -        (0.03)            -                -
                                                                        -------      -------       -------          -------
       Total distributions  . . . . . . . . . . . . . . . . . . .         (0.60)       (0.42)        (0.17)               -

Net asset value, end of period  . . . . . . . . . . . . . . . . .       $ 12.43      $ 10.58       $ 11.63          $ 10.79
                                                                        -------      -------       -------          -------
TOTAL RETURN***                                                           24.42 %      (5.64)%        9.48 %           7.90%
------------


RATIOS/SUPPLEMENTAL DATA
------------------------
    Net assets, end of period (thousands) . . . . . . . . . . . .     $  28,192    $  24,522      $ 25,520         $  9,017
    Ratio of expenses to average net assets ##  . . . . . . . . .          0.56 %       0.71 %        0.58 %           0.38%#
    Ratio of net investment income to average net assets                   5.80 %       5.56 %        5.04 %           4.72%#
    Portfolio turnover rate . . . . . . . . . . . . . . . . . . .           214 %         16 %          51 %             25%



* This information set forth in Note 6 replaces the data presented in prior periods as supplemental information.

**       Date operations commenced.

*** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price. As described in Note 1, shares in the U.S. Government Securities Portfolio are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For periods of less than one year, total returns are not annualized.

#        Annualized.

## The ratio of expenses to average net assets for 1992-1993 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratios of expenses to average net assets would have been 0.77% and 0.72% for the year ended December 31, 1993 and the period ended December 31, 1992, respectively. For the years ended December 31, 1995 and 1994, there were no expense reimbursements by The Travelers in connection with the voluntary expense limitations described in Note 3.

7.  FINANCIAL HIGHLIGHTS*
(Selected data for a share outstanding throughout each period.)

                           SOCIAL AWARENESS STOCK PORTFOLIO

                                                                                                         MAY 1,** TO
                                                                 FOR THE YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                                                1995          1994         1993              1992
                                                               ------       -------       -------        -----------
PER SHARE DATA:
---------------
Net asset value, beginning of period  . . . . . . . . .       $ 11.05       $ 11.64       $ 10.95          $ 10.00

   Income from operations
   ----------------------
   Net investment income  . . . . . . . . . . . . . . .          0.12          0.16          0.17             0.16

   Net gains or losses on securities (realized and
    unrealized) . . . . . . . . . . . . . . . . . . . .          3.47         (0.45)         0.65             0.79
                                                              -------       -------       -------          -------
       Total from investment operations . . . . . . . .          3.59         (0.29)         0.82             0.95

   Less distributions
   ------------------
   Distributions from net investment income and
       net short-term realized gains  . . . . . . . . .         (0.14)        (0.24)        (0.13)               -

   Distributions from net long-term realized gains  . .         (0.18)        (0.06)            -                -
                                                              -------       -------       -------          -------
       Total distribution . . . . . . . . . . . . . . .         (0.32)        (0.30)        (0.13)               -

Net asset value, end of period  . . . . . . . . . . . .       $ 14.32       $ 11.05       $ 11.64          $ 10.95
                                                              =======       =======       =======          =======
TOTAL RETURN***                                                 33.37%        (2.69)%        7.55%            9.50%
------------


RATIOS/SUPPLEMENTAL DATA:
-------------------------
   Net assets, end of period (thousands)  . . . . . . .       $ 7,055       $ 3,879       $ 3,361          $ 1,394
   Ratio of expenses to average net assets ##   . . . .          1.25%         1.25%         1.05%            0.71%#
   Ratio of net investment income to average net assets          0.99%         1.43%         1.50%            2.22%#
   Portfolio turnover rate  . . . . . . . . . . . . . .            73%          137%           60%              56%



* This information set forth in Note 7 replaces the data presented in prior periods as supplementary information.

**       Date operations commenced.

*** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price. As described in Note 1, shares in the Social Awareness Stock Portfolio are only sold to The Travelers separate accounts in connection with the issuance of variable annuity contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For periods of less than one year, total returns are not annualized.

#        Annualized.

## The ratio of expenses to average net assets for 1992-1995 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratios of expenses to average net assets would have been 1.75%, 3.34%, 3.73% and 2.19% for the years ended December 31, 1995, 1994, 1993 and the period ended December 31, 1992, respectively.

8.       FINANCIAL HIGHLIGHTS
         (Selected data for a share outstanding throughout each period.)

                              UTILITIES PORTFOLIO

                                                                               FOR THE YEAR        FEBRUARY 4,*
                                                                                   ENDED                TO
                                                                                DECEMBER 31,       DECEMBER 31,
                                                                                    1995               1994
                                                                                    ----               ----
PER SHARE DATA:
---------------
Net asset value, beginning of period  . . . . . . . . .                         $   10.17          $   10.00

    Income from operations
    ----------------------
    Net investment income . . . . . . . . . . . . . . .                              0.48               0.35

    Net gains or losses on securities (realized and unrealized)                      2.44              (0.18)
                                                                                ---------          ---------
       Total from investment operations . . . . . . . .                              2.92               0.17
       Less distributions
    ------------------
    Distributions from net investment income and
       net short-term realized gains  . . . . . . . . .                             (0.24)                 -
                                                                                ---------          ---------

         Total distributions  . . . . . . . . . . . . .                             (0.24)                 -

Net asset value, end of period  . . . . . . . . . . . .                         $   12.85          $   10.17
                                                                                =========          =========

TOTAL RETURN**                                                                      29.29  %            1.70  %
------------


RATIOS/SUPPLEMENTAL DATA:
-------------------------
    Net assets, end of period (thousands) . . . . . . .                       $    15,340         $    5,757
    Ratio of expenses to average net assets ##  . . . .                              1.25  %            1.25  %#
    Ratio of net investment income to average net assets                             4.29  %            3.86  %#
    Portfolio turnover rate . . . . . . . . . . . . . .                                25  %              32  %



*        Date operations commenced.

** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price. As described in Note 1, shares in the Utilities Portfolio are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For periods of less than one year, total returns are not annualized.

#        Annualized.

## The ratio of expenses to average net assets for 1994-1995 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratios of expenses to average net assets would have been 1.27% and 3.49% annualized for the year ended December 31, 1995 and the period ended December 31, 1994, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Travelers Series Trust:

We have audited the accompanying statements of assets and liabilities of the U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and the Utilities Portfolio of The Travelers Series Trust, including the statements of investments as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the applicable periods ended December 31, 1995 and 1994, and the financial highlights for each of the applicable periods ended December 31, 1995, 1994, 1993 and 1992. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and also with brokers for the U.S. Government Securities Portfolio and the Utilities Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Government Securities Portfolio, Social Awareness Stock Portfolio, and Utilities Portfolio of The Travelers Series Trust as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the applicable periods ended December 31, 1995 and 1994, and the financial highlights for each of the applicable periods ended December 31, 1995, 1994, 1993 and 1992, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

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





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



                              Investment Advisers

                           CAPITAL APPRECIATION FUND
                  THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                             Hartford, Connecticut


       MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CASH INCOME TRUST AND
        THE TRAVELERS SERIES TRUST: U.S. GOVERNMENT SECURITIES PORTFOLIO

              TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION
                             Hartford, Connecticut


  THE TRAVELERS SERIES TRUST: SOCIAL AWARENESS STOCK PORTFOLIO AND UTILITIES
                                   PORTFOLIO
                   SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
                               New York, New York


                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut


                                   Custodian
                         THE CHASE MANHATTAN BANK, N.A.
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of shares of Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund, Cash Income Trust, The Travelers Series Trust: U.S. Government Securities Portfolio, Social Awareness Stock Portfolio or Utilities Portfolio. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity and Variable Universal Life Insurance products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-181   (Annual)   (12-95)   Printed in U.S.A.